UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31

Date of reporting period: 11/30/15

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments

November 30, 2015
(Unaudited)

Principal Amount	Security Description	Amortized Cost or Value

U.S. Treasury Obligations (37.9%)
U.S. Treasury Bills
$110,000,000	0.00%, 12/17/15 (a)	$110,000,000
75,000,000	0.00%, 1/7/16 (a)	75,000,000
100,000,000	0.00%, 1/14/16 (a)	100,000,000
50,000,000	0.02%, 2/4/16 (a)	49,998,194
50,000,000	0.04%, 12/3/15 (a)	49,999,900
		384,998,094
U.S. Treasury Notes
60,000,000	0.19%, 1/31/16 (b)	59,999,378
30,000,000	0.19%, 10/31/16 (b)	30,002,230
30,000,000	0.21%, 4/30/16 (b)	30,002,641
30,000,000	0.25%, 12/15/15	30,001,078
20,000,000	0.38%, 1/15/16	20,005,406
20,000,000	2.00%, 1/31/16	20,060,337
10,000,000	2.13%, 12/31/15	10,016,123
		200,087,193
Total U.S. Treasury Obligations		585,085,287
Repurchase Agreements (53.8%)
320,000,000	Bank of Montreal, 0.09%, 12/1/15, (Purchased on 11/30/15, proceeds at maturity $320,000,800, collateralized by various U.S. Treasury Obligations, (1.13% - 3.63%), (2/28/17 - 8/15/24), fair value $326,400,058)	320,000,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Repurchase Agreements, continued:
$299,300,000	Credit Agricole CIB, 0.10%, 12/1/15, (Purchased on 11/30/15, proceeds at maturity $299,300,831, collateralized by various U.S. Treasury Obligations, (0.13%), (4/15/18 - 4/15/20), fair value $305,286,147)	$299,300,000
10,000,000	Goldman Sachs & Co., 0.02%, 12/1/15, (Purchased on 11/30/15, proceeds at maturity $10,000,006, collateralized by various U.S. Treasury Obligations, (0.13% - 3.25%), (12/31/16 - 4/15/19), fair value $10,200,066)	10,000,000
200,000,000	RBC Capital Markets, LLC, 0.07%, 12/1/15, (Purchased on 11/30/15, proceeds at maturity $200,000,389, collateralized by various U.S. Treasury Obligations, (0.00% - 6.50%), (8/31/16 - 8/15/45), fair value $204,000,121)	200,000,000
Total Repurchase Agreements		829,300,000
Investment Companies (8.3%)
64,000,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.01%(c)	64,000,000
64,000,000	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 0.02% (c)	64,000,000
Total Investment Companies		128,000,000
Total Investments (Cost $1,542,385,287) (d) — 100.0%		1,542,385,287
Other assets in excess of liabilities — 0.0%		483,498
Net Assets — 100.0%		$1,542,868,785

(a)	Rate represents the effective yield at purchase.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments

November 30, 2015
(Unaudited)

Principal Amount	Security Description	Amortized Cost or Value

Certificates of Deposit (5.1%)
$10,000,000	Rabobank Nederland NV NY, 0.31%, 12/29/15 (a)	$10,000,000
15,000,000	Rabobank Nederland NV NY, 0.32%, 12/2/15 (a)	15,000,000
30,000,000	Svenska Handelsbanken NY, 0.28%, 12/28/15	30,000,000
30,000,000	Toronto Dominion Bank NY, 0.28%, 12/10/15	30,000,000
Total Certificates of Deposit		85,000,000
Commercial Paper (17.8%)
Banks (3.7%)
30,000,000	National Australia Bank Ltd., 0.20%, 12/17/15 (b)	29,997,132
30,000,000	Nordea Bank AB, 0.24%, 12/18/15 (b)	29,996,388
		59,993,520
Consumer Finance (1.8%)
30,000,000	Toyota Motor Credit Corp., 0.40%, 2/19/16 (a)	30,000,000
Food & Staples Retailing (1.8%)
30,000,000	Wal-Mart Stores, Inc., 0.10%, 12/9/15 (b)	29,999,267
Industrial Conglomerates (1.5%)
25,000,000	General Electric Co., 0.11%, 12/21/15 (b)	24,998,333
IT Services (1.8%)
30,000,000	IBM Corp., 0.17%, 12/28/15 (b)	29,995,950
Oil, Gas & Consumable Fuels (3.6%)
30,000,000	Chevron Corp., 0.25%, 2/4/16 (b)	29,986,458
30,000,000	Exxon Mobil Corp., 0.14%, 1/7/16 (b)	29,995,684
		59,982,142
Sovereign (1.8%)
30,000,000	Government of Canada, 0.12%, 12/2/15 (b)	29,999,900
Technology Hardware, Storage & Peripherals (1.8%)
30,000,000	Apple, Inc., 0.16%, 1/4/16 (b)	29,995,467
Total Commercial Paper		294,964,579
U.S. Government Agency Securities (22.4%)
Federal Farm Credit Bank
10,000,000	0.15%, 3/15/16 (a)	9,999,856
10,000,000	0.15%, 3/2/16 (a)	10,000,000
		19,999,856
Federal Home Loan Bank
50,000,000	0.18%, 12/1/15 (b)	50,000,000
60,000,000	0.09%, 1/5/16 (b)	59,994,751
30,000,000	0.09%, 1/8/16 (b)	29,997,150
30,000,000	0.10%, 1/11/16 (b)	29,996,583
30,000,000	0.10%, 1/13/16 (b)	29,996,238
40,000,000	0.12%, 1/7/16 (b)	39,994,861
30,000,000	0.16%, 7/22/16 (a)	30,000,946
10,000,000	0.16%, 5/26/16 (a)	9,999,742
10,000,000	0.19%, 8/26/16 (a)	10,000,000
		289,980,271
Federal Home Loan Mortgage Corp.
30,000,000	0.04%, 12/4/15 (b)	29,999,875
30,000,000	0.09%, 1/8/16 (b)	29,996,990
		59,996,865
Total U.S. Government Agency Securities		369,976,992
U.S. Treasury Obligations (10.3%)
U.S. Treasury Bills
70,000,000	0.02%, 12/3/15 (b)	69,999,877

Shares or Principal Amount	Security Description	Amortized Cost or Value
U.S. Treasury Obligations, continued:
U.S. Treasury Notes
$30,000,000	0.19%, 10/31/16 (a)	$30,002,230
50,000,000	0.21%, 4/30/16 (a)	50,003,186
20,000,000	0.21%, 7/31/16 (a)	20,003,912
		100,009,328
Total U.S. Treasury Obligations		170,009,205
Repurchase Agreements (31.4%)
30,000,000	Bank of Montreal, 0.09%, 12/1/15, (Purchased on 11/30/15, Proceeds at maturity $30,000,075, collateralized by U.S. Treasury Notes, (1.50%), (8/31/18), fair value of $30,600,018)	30,000,000
170,000,000	Credit Agricole CIB, 0.10%, 12/1/15, (Purchased on 11/30/15, Proceeds at maturity $170,000,472, collateralized by various U.S. Treasury Notes, (0.13%), (4/15/20), fair value of $173,400,055)	170,000,000
40,000,000	Goldman Sachs & Co., 0.09%, 12/1/15, (Purchased on 11/30/15, Proceeds at maturity $40,000,100, collateralized by U.S. Government Agency Obligations, (1.99%), (9/29/21), fair value of $40,800,153)	40,000,000
100,000,000	RBC Capital Markets LLC, 0.08%, 12/1/15, (Purchased on 11/30/15, Proceeds at maturity $100,000,222, collateralized by various U.S. Government Agency Obligations, (1.80% - 4.13%), (9/28/20 - 10/11/33), fair value of $102,000,600)	100,000,000
180,000,000	Wells Fargo Securities LLC, 0.12%, 12/1/15, (Purchased on 11/30/15, Proceeds at maturity $180,000,600, collateralized by various U.S. Government Agency Obligations, (0.00% - 1.29%), (12/30/15 - 11/19/18), fair value of $183,600,001)	180,000,000
Total Repurchase Agreements		520,000,000
Investment Companies (7.4%)
67,000,000	Goldman Sachs Financial Square Prime Obligations Fund, 0.12%	67,000,000
55,000,000	Short-Term Investments Trust, Government & Agency Portfolio, Institutional Class, 0.04%	55,000,000
Total Investment Companies		122,000,000
Time Deposits (5.6%)
5,000,000	BNP Paribas Cayman Islands, 0.05%, 12/1/15	5,000,000
25,000,000	Canadian Imperial Bank of Commerce, 0.06%, 12/1/15	25,000,000
25,000,000	Credit Agricole Cayman Islands, 0.07%, 12/1/15	25,000,000
25,000,000	Lloyds Bank, 0.06%, 12/1/15	25,000,000
12,014,306	Royal Bank of Canada, Toronto, 0.05%, 12/1/15	12,014,306
Total Time Deposits		92,014,306

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Principal Amount	Security Description	Amortized Cost or Value
Time Deposits, continued:
Total Investments (Cost $1,653,965,082) (c) — 100.0%		$1,653,965,082
Other assets in excess of liabilities — 0.0%		628,717
Net Assets — 100.0%		$1,654,593,799

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(b)	Rate represents the effective yield at purchase.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

November 30, 2015

 (Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds (80.1%)
Variable Rate Demand Notes (75.9%)
Alaska (3.4%)
$8,000,000	Valdez Alaska Marine Terminal Revenue, 0.01%, next reset date 12/1/15, final maturity 12/1/29, Insured by: GTY(a)	$8,000,000
Colorado (1.9%)
4,600,000	Castle Rock Colorado Certificate of Participation, 0.04%, next reset date 12/7/15, final maturity 9/1/37, Callable 12/9/15 @ 100, Enhanced by: LOC(a)	4,600,000
Florida (1.9%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.04%, next reset date 12/7/15, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
Illinois (3.5%)
8,200,000	Cook County Illinois Revenue, 0.01%, next reset date 12/7/15, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
Indiana (7.5%)
9,110,000	Indiana Municipal Power Agency Revenue, 0.01%, next reset date 12/7/15, final maturity 1/1/18, Enhanced by: LOC(a)	9,110,000
8,600,000	Indiana State Financial Authority Hospital Revenue, 0.01%, next reset date 12/7/15, final maturity 3/1/33, Enhanced by: LOC(a)	8,600,000
		17,710,000
Kentucky (1.2%)
2,800,000	Jeffersontown Kentucky Lease Program Revenue, 0.03%, next reset date 12/7/15, final maturity 3/1/30, Enhanced by: LOC(a)	2,800,000
Mississippi (3.8%)
9,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, 0.01%, next reset date 12/7/15, final maturity 12/1/30, Insured by: GTY(a)	9,000,000
Missouri (3.4%)
8,130,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.03%, next reset date 12/7/15, final maturity 11/1/18, Enhanced by: LOC(a)	8,130,000
Montana (3.0%)
7,000,000	Forsyth Montana Pollution Control Revenue, 0.01%, next reset date 12/1/15, final maturity 1/1/18, Enhanced by: LOC(a)	7,000,000
North Carolina (2.7%)
6,400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, 0.01%, next reset date 12/7/15, final maturity 10/1/38, Enhanced by: LOC(a)	6,400,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Pennsylvania (10.6%)
$8,900,000	Delaware River Port Authority Pennsylvania & New Jersey Revenue, 0.01%, next reset date 12/7/15, final maturity 1/1/26, Enhanced by: LOC(a)	$8,900,000
9,000,000	Philadelphia Pennsylvania School District, GO, 0.01%, next reset date 12/7/15, final maturity 9/1/30, Callable 1/4/16 @ 100, Enhanced by: LOC(a)	9,000,000
7,000,000	Philadelphia Pennsylvania, GO, 0.01%, next reset date 12/7/15, final maturity 8/1/31, Callable 12/9/15 @ 100, Enhanced by: LOC(a)	7,000,000
		24,900,000
South Carolina (4.1%)
5,625,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.01%, next reset date 12/7/15, final maturity 11/1/25, Enhanced by: LOC(a)	5,625,000
4,060,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.06%, next reset date 12/7/15, final maturity 3/1/27, Enhanced by: LOC(a)	4,060,000
		9,685,000
Tennessee (1.9%)
4,525,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.06%, next reset date 12/7/15, final maturity 11/1/27, Enhanced by: LOC(a)	4,525,000
Texas (10.2%)
5,965,000	Austin Texas Hotel Occupancy Tax Revenue, 0.02%, next reset date 12/7/15, final maturity 11/15/29, Enhanced by: LOC(a)	5,965,000
9,000,000	North Texas Tollway Authority Revenue, 0.01%, next reset date 12/7/15, final maturity 1/1/49, Pre-refunded 1/1/18 @ 100, Enhanced by: LOC(a)	9,000,000
8,900,000	Tarrant County Texas Cultural Educational Facilities Finance Corp. Hospital Revenue, 0.01%, next reset date 12/7/15, final maturity 11/15/50, Enhanced by: LOC(a)	8,900,000
		23,865,000
Utah (3.8%)
9,000,000	Emery County Utah Pollution Control Revenue, 0.02%, next reset date 12/7/15, final maturity 11/1/24, Callable 12/9/15 @ 100, Enhanced by: LOC(a)	9,000,000
Virginia (2.7%)
6,400,000	Hanover County Virginia Economic Development Authority Revenue, 0.01%, next reset date 12/7/15, final maturity 11/1/25, Enhanced by: LOC(a)	6,400,000

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

 (Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Washington (4.2%)
$10,000,000	Washington State Health Care Facilities Authority Revenue, 0.02%, next reset date 12/7/15, final maturity 8/15/41, Callable 12/7/15 @ 100, Enhanced by: LOC(a)	$10,000,000
Wisconsin (6.1%)
5,545,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.01%, next reset date 12/7/15, final maturity 9/1/40, Enhanced by: LOC(a)	5,545,000
8,850,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.02%, next reset date 12/7/15, final maturity 3/1/36, Enhanced by: LOC(a)	8,850,000
		14,395,000
Total Variable Rate Demand Notes		179,200,000
Fixed Rate Municipal Bonds (4.2%)
Massachusetts (4.2%)
10,000,000	Massachusetts State, GO, 2.00%, final maturity 4/27/16	10,076,034

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Fixed Rate Municipal Bonds, continued:
Massachusetts, continued:
Total Fixed Rate Municipal Bonds		$10,076,034
Total Municipal Bonds		189,276,034

Municipal Commercial Paper (7.6%)
Illinois (3.8%)
9,000,000	Illinois Educational Facilities Authority Revenue, 0.09%, final maturity 12/3/15, Enhanced by: LOC	9,000,000
Virginia (3.8%)
9,000,000	Peninsula Ports Authority of Virginia Revenue, 0.12%, final maturity 3/17/16, Enhanced by: LOC	9,000,000
Total Municipal Commercial Paper		18,000,000

Investment Companies (12.3%)

14,925,034	Goldman Sachs Financial Square Funds-Tax Free Money Market Fund, 0.01%(b)	14,925,035
14,101,236	SEI Tax-Exempt Trust Institutional Tax Free Fund, Class A, 0.01%(b)	14,101,236
Total Investment Companies		29,026,271
Total Investments (Cost $236,302,305) (c) — 100.0%		236,302,305
Other assets in excess of liabilities — 0.0%		37,150
Net Assets — 100.0%		$236,339,455

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015. The Fund has the option to put (sell) the security back to the issuer’s agent on the next and subsequent reset dates.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AMT	Alternative Minimum Tax
GO	General Obligation
GTY	Guarantor Agreement
LOC	Letter of Credit

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (88.3%)
Alabama (1.6%)
$580,000	Madison County Alabama, GO, 4.00%, 9/1/24	$666,101
Arizona (5.1%)
650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Pre-refunded 10/1/16 @ 100	674,986
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Pre-refunded 7/1/18 @ 100	805,898
500,000	Tucson Arizona Water Revenue, 5.00%, 7/1/25	620,300
		2,101,184
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,274
Colorado (3.7%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	938,265
500,000	El Paso County Colorado School District #20, 4.00%, 12/15/25, Callable 12/15/24 @ 100, Insured by: State Aid Withholding*	565,920
		1,504,185
Georgia (0.9%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	389,270
Hawaii (1.9%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Pre-refunded 7/1/17 @ 100, Insured by: AGM	801,023
Illinois (3.1%)
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	235,528
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Insured by: AGM, ETM	325,997
10,000	Williamson County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC	10,441
660,000	Williamson County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC, ETM	691,442
		1,263,408

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Indiana (1.3%)
$500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	$538,605
Iowa (1.9%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	776,254
Maryland (1.4%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Pre-refunded 3/15/17 @ 100	580,949
Massachusetts (1.6%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	658,064
Minnesota (2.0%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	810,653
North Carolina (1.9%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	802,050
Oregon (1.9%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 100*	782,655
Pennsylvania (5.7%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Pre-refunded 5/15/18 @ 100, Insured by: State Aid Withholding	823,748
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	717,814
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	818,295
		2,359,857
South Carolina (2.0%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	833,302
Tennessee (1.9%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	795,855
Texas (32.2%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	336,888
610,000	Archer City Texas Independent School District, GO, Series B, 4.00%, 8/15/26, Callable 8/15/25 @ 100, Insured by: PSF-GTD*	690,612
550,000	Del Valle Independent School District, GO, 4.00%, 6/15/26, Callable 6/15/24 @ 100, Insured by: PSF-GTD*	612,145

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	$648,662
500,000	Houston Texas Community College, GO, 5.00%, 2/15/37, Continuously Callable @ 100	522,375
150,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Callable 11/15/17 @ 100, Insured by: AGM*	161,496
475,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Pre-refunded 11/15/17 @ 100, Insured by: AGM	513,138
740,000	Kerr County Texas, Ltd. Tax, GO, 4.00%, 2/15/25, Callable 2/15/24 @ 100*	836,458
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: GTY	674,310
500,000	Lancaster Texas, GO, 5.00%, 2/15/25	603,060
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	838,365
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	556,055
600,000	San Antonio Texas Water Revenue, 5.00%, 5/15/26, Callable 5/15/25 @ 100*	734,598
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Pre-refunded 8/15/17 @ 100, Insured by: AGM	536,155
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	552,150
420,000	Texas State Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Callable 4/1/17 @ 100*	435,309
125,000	Texas State Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/1/17 @ 100	131,420
30,000	Texas Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/1/17 @ 100	31,520
625,000	Waco Texas, GO, 4.00%, 2/1/25, Callable 2/1/24 @ 102*	696,250
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	495,104

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	$ 835,169
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	694,784
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Pre-refunded 8/15/16 @ 100, Insured by: PSF-GTD	1,084,565
		13,220,588
Utah (1.9%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Pre-refunded 6/15/18 @ 100, Insured by: AGM	772,093
Virginia (2.0%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Pre-refunded 4/1/19 @ 100, Insured by: State Aid Withholding	822,473
Washington (9.7%)
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Continuously Callable @ 100	538,715
500,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	561,790
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	545,005
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	841,739
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	780,503
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	713,380
		3,981,132
West Virginia (1.5%)
500,000	West Virginia State, GO, 5.00%, 11/1/26	631,260
Wisconsin (2.9%)
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	566,973
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	615,190
		1,182,163
Total Municipal Bonds		36,353,398
Investment in Affiliates (10.7%)
4,388,320	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.00%(a)	4,388,320
Total Investment in Affiliates		4,388,320
Total Investments (Cost $38,911,494) (b) — 99.0%		40,741,718
Other assets in excess of liabilities — 1.0%		423,221
Net Assets — 100.0%		$41,164,939

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTY	Guarantor Agreement
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (5.4%)
$1,508,037	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.50%, 6/14/37(a)(b)	$1,462,796
265,022	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.45%, 5/10/32(a)(b)	262,133
223,750	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33(b)	223,564
65,790	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A2, 5.48%, 2/28/41(a)	70,851
303,041	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	322,368
1,403,959	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	1,399,129
50,364	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(a)	51,614
32,698	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(a)	33,184
25,402	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.42%, 1/15/34(a)	23,277
665,349	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.10%, 11/25/34(a)	254,795
314,507	GSAMP Trust, Series 2005-HE4, Class M1, 0.65%, 7/25/45(a)	313,756
1,445	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	1,445
178,957	Morgan Stanley Capital, Inc., Series 04-SD3, Class A, 0.68%, 6/25/34(a)(b)(c)	179,050
811,183	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	806,710
10,659	RAAC, Series 2006-RP1, Class A3, 0.48%, 10/25/45(a)(b)	10,650
1,954,959	Raspro Trust, Series 2005-1A, Class G, 0.75%, 3/23/24(a)(b)	1,906,084
305,084	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	301,975
95,528	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(a)	97,553
17,593	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(a)	17,740
62,990	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 4.37%, 7/25/33(a)	62,746
7,040	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	7,032
49,778	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 5.02%, 12/25/33(a)	50,261
312,746	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(a)	263,092

Shares or Principal Amount	Security Description	Value
Asset Backed Securities, continued:
Total Asset Backed Securities		$8,121,805
Mortgage Backed Securities† (40.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.1%)
212,849	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.53%, 2/25/36(a)	164,559
16,721	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.95%, 7/25/35(a)	13,770
48,258	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.53%, 7/20/35(a)	37,613
3,646	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.30%, 10/25/36(a)	2,317
116,166	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33(a)	117,576
23,845	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(a)	24,335
12,342	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(a)	10,238
35,076	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.20%, 9/25/34(a)	34,289
604,024	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(b)	616,328
24,637	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.73%, 4/21/34(a)	24,753
60,580	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.91%, 8/25/35(a)	59,170
521,707	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(a)	263,844
119,015	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.33%, 9/25/34(a)	117,729
47,728	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.79%, 1/25/36(a)	38,513
51,039	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(a)	51,435
		1,576,469
Alt-A - Fixed Rate Mortgage Backed Securities (1.4%)
31,047	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	27,395
50,878	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	45,679
9,191	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	9,491
56,407	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	52,238
40,858	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	34,575

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$39,956	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	$35,669
40,032	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	35,173
239,352	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	186,609
117,400	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	122,723
120,111	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	98,718
26,216	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	26,702
83,458	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	86,492
107,041	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	110,244
7,361	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	7,790
527,977	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	563,818
29,446	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	30,423
10,654	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	10,961
170,409	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	172,435
28,168	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	28,413
120,223	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	121,583
83,485	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	70,255
25,879	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	27,284
8,258	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	8,310
6,391	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	6,702
8,083	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	8,169
61,196	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	41,317
61,978	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	53,610
45,282	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	46,979
		2,069,757

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities (8.3%)
$1,133,225	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	$1,158,188
2,974,202	CD Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	3,017,392
937,858	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	965,130
2,899,448	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.17%, 12/12/49	2,955,084
1,525,830	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(a)(b)	1,589,235
25,163	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.13%, 1/15/41	25,121
2,650,446	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.77%, 7/15/45(a)	2,660,697
		12,370,847
Prime Adjustable Rate Mortgage Backed Securities (4.2%)
129,682	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.47%, 3/25/35(a)	124,446
32,844	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.80%, 5/25/35(a)	32,254
386,787	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(a)	179,882
14,558	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.62%, 6/25/34(a)	14,405
26,240	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.63%, 2/25/36(a)	23,353
34,204	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.75%, 7/25/33(a)	34,323
24,467	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.80%, 9/25/33(a)	24,220
19,222	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.05%, 11/20/36(a)	15,830
16,095	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.57%, 9/25/34(a)	15,146
28,690	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.66%, 10/25/35(a)	28,200
101,068	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.82%, 10/25/36(a)	84,593
18,816	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.82%, 1/25/35(a)	18,786

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$76,521	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.34%, 3/25/31(a)	$77,996
37,032	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.46%, 7/25/37(a)	34,023
54,241	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.71%, 8/25/35(a)	53,758
1,745,230	Coast Savings & Loan Association, Series 1992-1, Class A, 2.63%, 7/25/22(a)	1,756,038
11,733	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.52%, 2/25/34(a)	11,453
29,531	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.67%, 2/19/34(a)	29,436
82,757	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.71%, 8/25/34(a)	71,663
530	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.03%, 9/25/33(a)	499
47,436	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.52%, 11/25/32(a)	12,109
89,639	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.76%, 11/25/34(a)	89,844
224,072	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.19%, 6/26/37(a)(b)	223,859
405,241	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.70%, 7/27/36(a)(b)	406,555
37,209	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.66%, 10/25/35(a)	32,371
218,307	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 2.93%, 11/19/35(a)	203,143
207,081	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.18%, 7/25/35(a)(b)	208,748
90,044	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.70%, 4/25/35(a)	85,563
77,264	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.73%, 11/25/35(a)	74,093
30,515	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.76%, 12/19/35(a)	26,831
180,370	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.84%, 1/19/35(a)	159,140
28,176	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.43%, 8/25/34(a)	24,793

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$96,243	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.53%, 8/25/34(a)	$92,499
8,471	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.77%, 10/25/34(a)	8,283
122,388	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.79%, 9/25/36(a)	102,832
79,896	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.87%, 8/25/36(a)	56,184
48,702	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.45%, 7/25/36(a)	41,429
7,923	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 2.59%, 8/25/36(a)	6,848
15,100	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.31%, 7/25/35(a)	15,054
81,042	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 1.80%, 1/26/37(a)(b)	80,817
13,531	JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 2.89%, 1/27/47(a)(b)	13,534
173,468	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(b)	177,576
3,206	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.25%, 9/25/17(a)	3,254
3,596	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.46%, 2/25/34(a)	3,620
28,277	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.74%, 7/25/34(a)	28,190
37,187	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.20%, 12/25/34(a)	37,275
83,759	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.60%, 8/25/34(a)	83,832
54,835	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.85%, 8/25/34(a)	54,250
2,304	RAAC, Series 2004-SP2, Class A1, 5.83%, 1/25/17(a)	2,312
72,083	RBSSP Resecuritization Trust, Series 2009-9, Class 13A1, 0.48%, 5/26/37(a)(b)	71,603
61,499	Sequoia Mortgage Trust, Series 12-2, Class A2, 3.50%, 4/25/42(a)	61,994
102,599	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.37%, 6/25/34(a)	99,735
86,422	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.55%, 12/25/34(a)	82,061
76,015	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.55%, 11/25/34(a)	76,187

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$5,062	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.59%, 2/25/34(a)	$5,075
428,417	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.59%, 4/25/34(a)	428,049
17,050	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.66%, 12/25/35(a)	16,634
31,055	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.65%, 12/27/35(a)	24,602
54,268	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.43%, 7/25/33(a)	53,404
33,573	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 2.77%, 8/20/35(a)	12,701
4,952	Washington Mutual, Series 2006-AR8, Class 1A1, 2.41%, 8/25/46(a)	4,248
19,890	Washington Mutual, Series 2004-AR3, Class A2, 2.46%, 6/25/34(a)	20,131
21,309	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.64%, 7/25/44(a)	20,513
163,261	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.02%, 11/25/36(a)	141,536
26,630	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.40%, 9/25/36(a)	24,007
86,844	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.62%, 2/25/35(a)	86,977
19,394	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.69%, 7/25/34(a)	19,586
44,235	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.69%, 8/25/33(a)	44,968
14,791	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.69%, 6/25/34(a)	14,953
12,768	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.69%, 12/25/34(a)	12,877
24,995	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.74%, 6/25/34(a)	25,101
8,714	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.74%, 4/25/36(a)	8,497
		6,340,581
Prime Fixed Mortgage Backed Securities (1.4%)
927	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	936
72,567	BNPP Mortgage Securities LLC, Series 2009-1, Class A1, 6.00%, 8/27/37(b)	74,075
27	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	27

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$53,448	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	$55,114
195,006	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	206,424
21,088	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	22,914
82,413	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	83,845
12,892	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	12,984
189,669	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	192,560
94,530	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	96,797
45,972	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	48,149
144,174	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	62,980
70,777	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	76,861
55,024	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	43,318
84,938	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	82,821
34,861	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	35,528
45,698	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	38,660
102,830	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	106,592
27,663	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	22,988
10,189	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	10,142
74,228	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18	74,451
14,870	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	14,916
6,990	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	7,142
13,584	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	14,094
2,152	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	2,159

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$13,020	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	$13,508
187,309	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.65%, 9/25/33(a)	108,568
69	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	69
16	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	16
23,842	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	22,276
40,333	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	41,789
171,616	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	171,570
122,726	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	124,907
2,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,048
20,619	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	20,591
6,785	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	6,896
4,844	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	4,879
566	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	572
12,407	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	12,639
163,680	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	167,139
57,627	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	59,623
		2,143,567
U.S. Government Agency Mortgage Backed Securities (23.9%)
1,296,099	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	1,264,940
51,028	Fannie Mae, 1.93%, 1/1/35, Pool #805386(a)	53,886
1,022,605	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	1,002,564
772,151	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	759,963
383,769	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	375,231
760,148	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	757,046
12,926	Fannie Mae, 2.37%, 6/1/32, Pool #725286(a)	13,651
23,929	Fannie Mae, 2.40%, 12/1/22, Pool #303247(a)	24,858

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$296,366	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	$300,139
3,744,682	Fannie Mae, Series 2013-50, Class BE, 2.50%, 8/25/42	3,746,831
1,523,158	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	1,546,565
59,857	Fannie Mae, 2.51%, 2/1/30, Pool #556998(a)	61,410
429,956	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	442,335
643,521	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	661,917
802,250	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	805,686
1,657,685	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	1,675,466
2,631,495	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	2,704,937
46,926	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(a)	51,153
5,623	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	6,085
22,354	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(a)	26,287
289	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	326
1,086	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	1,210
6,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	6,773
14,884	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(a)	16,016
648,306	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	631,597
2,713,714	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	2,693,229
1,000	Freddie Mac, 1.75%, 3/1/17, Pool #350044(a)	1,016
15,603	Freddie Mac, 2.00%, 4/1/36, Pool #1N0148(a)	16,304
980,837	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	962,831
840,484	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	825,349
1,440,482	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	1,436,427
1,122,514	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	1,149,301
255,339	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	258,650
1,551,110	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	1,551,860
323,081	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	329,531
386,167	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	392,753
1,079,718	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	1,093,894
292,820	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	296,514
1,449,366	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,491,272

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,587,335	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	$2,717,365
2,241,380	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	2,347,959
59,415	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	63,013
238,517	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	243,287
9,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	9,679
5,419	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	5,720
4,134	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	4,417
3,252	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	3,539
439	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	473
2,512	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	2,721
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	1,127
4,487	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	5,004
3,381	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	3,838
4,974	Government National Mortgage Assoc., 1.63%, 12/20/27, Pool #80141(a)	5,162
7,120	Government National Mortgage Assoc., 1.63%, 11/20/29, Pool #876947(a)	7,232
7,362	Government National Mortgage Assoc., 1.75%, 1/20/23, Pool #8123(a)	7,567
4,249	Government National Mortgage Assoc., 1.75%, 3/20/26, Pool #8832(a)	4,361
4,875	Government National Mortgage Assoc., 1.75%, 3/20/29, Pool #80263(a)	4,966
27,023	Government National Mortgage Assoc., 1.75%, 5/20/34, Pool #80916(a)	27,914
442,269	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	401,064
8,006	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	8,278
3,698	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	3,708
3,842	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	3,947
11,371	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	11,686
168,399	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	170,653
57	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(a)	57
158	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	181
164	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	181
46	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	47

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$456	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	$477
		35,501,426
Total Mortgage Backed Securities		60,002,647
Corporate Bonds (9.1%)
Banks (0.6%)
950,000	PNC Funding Corp., 2.70%, 9/19/16, Callable 8/19/16 @ 100 *	961,549
Capital Markets (0.3%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	150,000
500,000	Preferred Term Securities IX, 2.13%, 4/3/33, Continuously Callable @ 100 (a)(e)	325,000
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36 (e)(f)	14,737
		489,737
Consumer Finance (1.1%)
1,650,000	Toyota Motor Credit Corp., 0.75%, 3/3/17, Callable 3/5/16 @ 100, MTN *(a)(c)	1,647,883
Diversified Financial Services (0.8%)
1,150,000	BP Capital Markets PLC, 1.38%, 5/10/18	1,141,932
Electric Utilities (0.7%)
1,000,000	Wisconsin Electric Power Co., 6.25%, 12/1/15	1,000,148
Internet Software & Services (1.7%)
1,250,000	eBay, Inc., 0.81%, 8/1/19 (a)	1,207,739
1,393,000	eBay, Inc., 1.35%, 7/15/17	1,382,804
		2,590,543
Real Estate Management & Development (1.6%)
2,415,000	Fishers Lane LLC, 2.03%, 4/5/17 (b)	2,411,981
Specialty Retail (2.3%)
3,372,000	Home Depot, Inc., 5.40%, 3/1/16	3,412,211
Total Corporate Bonds		13,655,984
U.S. Government Agency Securities (3.0%)
Fannie Mae Strips
1,000,000	0.87%, 11/15/16 (g)	991,630
Freddie Mac
3,500,000	1.00%, 9/29/17	3,502,436
Total U.S. Government Agency Securities		4,494,066
U.S. Treasury Obligations (38.8%)
U.S. Treasury Notes
15,000,000	0.25%, 2/29/16	14,998,830
6,000,000	0.38%, 4/30/16	5,999,532
6,750,000	0.63%, 7/31/17	6,723,635
10,000,000	0.88%, 11/30/16	10,014,840
2,000,000	0.88%, 7/15/18	1,986,094
12,000,000	1.00%, 10/31/16	12,032,808
6,000,000	2.00%, 4/30/16	6,039,846
		57,795,585
Total U.S. Treasury Obligations		57,795,585
Investment in Affiliates (4.1%)
6,154,029	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	6,154,029
Total Investment in Affiliates		6,154,029

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value
Investment in Affiliates, continued:
Total Investments (Cost $153,550,177) (i) — 100.7%		$150,224,116
Liabilities in excess of other assets — (0.7)%		(974,985)
Net Assets — 100.0%		$149,249,131

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2015.
(d)	Issuer has defaulted on the payment of interest.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2015, illiquid securities were 0.2% of the Fund’s net assets.
(f)	Rate represents the effective yield at purchase.
(g)	The rate presented is the effective yield at November 30, 2015.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (4.4%)
$676,158	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.50%, 6/14/37(a)(b)	$655,873
377,502	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.92%, 10/25/34(a)	371,573
101,280	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	107,739
654,850	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	652,597
18,173	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	18,363
198,819	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	197,723
520,433	Raspro Trust, Series 2005-1A, Class G, 0.75%, 3/23/24(a)(b)	507,422
430,062	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34(a)	433,469
4,224	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	4,219
102,959	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.58%, 5/25/35(a)	103,843
Total Asset Backed Securities		3,052,821

Mortgage Backed Securities† (37.2%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.2%)
29,081	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	28,961
110,708	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	100,705
29,562	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	29,524
28,187	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	28,917
38,720	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	40,342
125,975	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	98,215
125,769	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(a)	105,636
22,429	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	23,076
15,953	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	16,129
41,103	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	43,755
17,518	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	18,155
101,301	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	105,545

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$42,595	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	$43,333
13,409	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	14,201
42,549	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	44,176
55,620	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	56,937
37,177	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(a)	37,792
57,544	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	48,975
27,667	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	28,351
116,073	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	60,540
63,927	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(b)	55,872
1,994	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	1,991
11,437	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	11,604
24,535	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	24,613
99,068	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	102,513
27,904	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	26,448
30,643	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	26,437
47,306	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	34,638
67,954	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	60,859
107,085	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	96,513
104,215	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	93,036
		1,507,789
Commercial Mortgage Backed Securities (4.7%)
998,436	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,020,430
1,031,644	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,061,643
726,586	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(a)(b)	756,779

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities, continued:
$454,362	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.77%, 7/15/45(a)	$456,119
		3,294,971
Prime Adjustable Rate Mortgage Backed Securities (1.8%)
22,171	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.02%, 11/20/34(a)	21,244
8,184	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.72%, 10/25/33(a)	8,451
36,066	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.91%, 11/25/34(a)	35,561
57,694	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.37%, 2/25/34(a)	55,633
45,976	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.71%, 8/25/34(a)	39,812
55,540	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.32%, 4/25/37(a)	41,742
115,823	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 2.69%, 2/25/35(a)	118,272
14,399	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 2.71%, 4/25/36(a)	13,154
78,935	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.71%, 10/25/36(a)	66,591
634,868	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 2.75%, 9/25/35(a)	580,263
2,304	RAAC, Series 2004-SP2, Class A1, 5.83%, 1/25/17(a)	2,312
148,866	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS, Class A4, 0.87%, 3/25/35(a)	148,179
129,275	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.45%, 3/25/34(a)	129,769
16,786	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 2.77%, 8/20/35(a)	6,350
3,391	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 2.75%, 5/25/34(a)	3,396
		1,270,729
Prime Fixed Mortgage Backed Securities (0.9%)
37,130	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	37,701
5,584	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	5,620
15,318	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	15,635
26,649	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	24,121

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$18,739	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	$18,965
22,837	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	24,278
24,432	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	24,643
21,120	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	21,939
10,354	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	10,251
25,985	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	24,286
10,691	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	10,975
42,218	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	44,309
31,171	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	32,346
24,778	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	25,373
3,141	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	3,185
1,528	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	1,575
4,743	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	4,847
56,032	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	59,038
5,880	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	6,170
124,873	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.65%, 9/25/33(a)	72,379
127,740	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	132,426
10	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	10
15,751	Residential Funding Mortgage Securities I, Inc., Series 2003-S12, Class 2A1, 4.00%, 12/25/32	15,673
21,294	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	21,288
360	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	363
10,246	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	10,326

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$3,615	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	$3,641
1,567	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	1,653
		653,016
U.S. Government Agency Mortgage Backed Securities (27.6%)
162,012	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	158,117
483,111	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	477,665
170,434	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	167,094
1,171	Fannie Mae, Series 1992-45, Class F, 2.03%, 4/25/22(a)	1,157
191,885	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	187,615
304,060	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	302,820
6,020	Fannie Mae, 2.38%, 1/1/37, Pool #906675(a)	6,434
6,970	Fannie Mae, 2.40%, 9/1/33, Pool #739372(a)	7,411
332,411	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	336,848
148,183	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	150,070
710,455	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	715,595
655,213	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	665,282
1,208,697	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	1,210,150
4,022	Fannie Mae, 2.75%, 7/1/23, Pool #224951(a)	4,053
397,709	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	409,160
160,880	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	165,479
916,353	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	914,946
639,077	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	656,914
1,226,819	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	1,253,607
9,718	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	10,064
358	Fannie Mae, 6.00%, 4/1/35, Pool #735503	409
3,788	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	3,942
2	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	2
3,884	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	4,131
3,234	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	3,629
19,433	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	22,686

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,138	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	$1,316
4,753	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	5,276
2,716	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	3,006
427	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	473
1,884	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	2,076
581	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	635
791	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	876
364	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	403
162,077	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	157,899
379,762	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	376,895
297	Freddie Mac, Series 1222, Class P, 1.71%, 3/15/22(a)	292
568,600	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	565,936
1,427,606	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	1,414,561
466,507	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	458,107
464,291	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	465,504
523,812	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	522,337
927,321	Freddie Mac, Series 4496, Class DP, 2.50%, 6/15/45(a)	940,502
280,628	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	287,325
588,602	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	585,512
325,136	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	325,294
779,557	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	794,303
625,384	Freddie Mac, Series 4511, Class PE, 2.50%, 9/15/45	631,159
359,906	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	364,631
32,203	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	32,547
477,466	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	487,956
479,005	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	489,168
414,658	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	426,647
665,315	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	698,751
557,462	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	583,969
10,547	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	10,687
35,226	Freddie Mac, 5.11%, 8/1/34, Pool #755230(a)	37,093

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$940	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	$943
7,090	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	7,646
3,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	3,424
5,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	5,377
5,899	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	6,412
5,494	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	6,057
4,065	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	4,526
1,742	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	1,912
4,485	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	5,083
1,593	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	1,750
8,256	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	9,185
10,621	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	11,844
668	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	718
208	Freddie Mac, 9.00%, 5/1/16, Pool #170164	209
368	Freddie Mac, 9.00%, 6/1/16, Pool #170171	370
551	Freddie Mac, 9.00%, 9/1/16, Pool #170192	560
342,130	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	343,247
94,772	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	85,942
148,405	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	151,193
8,010	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	8,109
187	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	218
4,413	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	4,596
1,273	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	1,428
158	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	173
362	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	391
2,839	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	3,172
9,791	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	11,091
10,038	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	11,043
457	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	465

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
		$19,193,500
Total Mortgage Backed Securities		25,920,005

Corporate Bonds (6.7%)
Banks (0.6%)
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	405,365
Beverages (0.3%)
209,000	Diageo Capital PLC, 5.75%, 10/23/17	225,763
Capital Markets (2.3%)
1,100,000	Lehman Brothers Holdings, Inc., Build America Bonds, 6.50%, 7/19/17 (c)	110
500,000	Preferred Term Securities IX, 2.13%, 4/3/33, Continuously Callable @ 100 (a)(d)	325,000
500,000	Preferred Term Securities XI, Class B-1, 1.93%, 9/24/33, Continuously Callable @ 100 (a)(d)	265,000
972,551	Preferred Term Securities XX, Class B-2, 0.79%, 3/22/38, Continuously Callable @ 100 (a)(b)	558,002
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (d)(e)	14,737
973,554	Preferred Term Securities XXVI, Series B-2, 0.90%, 9/22/37, Continuously Callable @ 100 (a)(b)	472,174
		1,635,023
Diversified Financial Services (0.6%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	387,020
Diversified Telecommunication Services (0.1%)
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/7/16 @ 101 *	39,271
Internet Software & Services (0.6%)
400,000	eBay, Inc., 0.81%, 8/1/19 (a)	386,476
IT Services (0.5%)
400,000	International Business Machines Corp., 1.63%, 5/15/20	393,597
Real Estate Management & Development (1.7%)
755,000	Fishers Lane LLC, 2.03%, 4/5/17 (b)	754,057
436,496	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	451,453
		1,205,510
Total Corporate Bonds		4,678,025

Taxable Municipal Bonds (1.0%)
Illinois (0.8%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	505,295
Missouri (0.2%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	166,703
Total Taxable Municipal Bonds		671,998

U.S. Government Agency Securities (6.1%)
Fannie Mae
710,000	0.50%, 11/13/20, Callable 5/13/16 @ 100 *(f)	708,914
675,000	0.50%, 11/19/20, Callable 5/19/16 @ 100 *(f)	673,103

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Fannie Mae, continued:
$650,000	1.00%, 9/30/20, Callable 3/30/16 @ 100 *(f)	$647,817
750,000	1.00%, 12/14/20, Callable 6/14/16 @ 100 *(f)	748,678
500,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(f)	501,633
		3,280,145
Fannie Mae Strips
1,000,000	6.58%, 11/15/16 (g)	991,630
Total U.S. Government Agency Securities		4,271,775

U.S. Treasury Obligations (38.9%)
U.S. Treasury Bonds
2,386,000	3.00%, 11/15/44	2,384,788
U.S. Treasury Inflation Index Notes
2,479,000	0.38%, 7/15/25	2,432,741

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations, continued:
U.S. Treasury Notes
$5,975,000	0.63%, 7/31/17	$5,951,662
2,175,000	0.88%, 7/15/18	2,159,877
4,000,000	1.00%, 10/31/16	4,010,936
3,700,000	1.38%, 10/31/20	3,649,702
500,000	1.50%, 7/31/16	503,086
3,000,000	2.13%, 2/29/16	3,013,593
3,112,000	2.25%, 11/15/25	3,120,875
		22,409,731
Total U.S. Treasury Obligations		27,227,260

Investment in Affiliates (6.6%)
4,582,230	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	4,582,230
Total Investment in Affiliates		4,582,230
Total Investments (Cost $73,141,004) (i) — 100.9%		70,404,114
Liabilities in excess of other assets — (0.9)%		(661,296)
Net Assets — 100.0%		$69,742,818

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Issuer has defaulted on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2015, illiquid securities were 0.9% of the Fund’s net assets.
(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2015.
(g)	The rate presented is the effective yield at November 30, 2015.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation

MAC	Municipal Assurance Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (2.2%)
$942,523	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.50%, 6/14/37(a)(b)	$914,248
203,357	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	216,326
1,403,959	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	1,399,129
34,528	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	34,890
41,421	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(a)	44,700
318,111	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	316,357
5,496	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	5,582
123,236	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(b)	119,890
Total Asset Backed Securities		3,051,122
Mortgage Backed Securities† (41.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.8%)
697,332	BCRR Trust, Series 2009-2A, Class 1A1A, 6.50%, 7/17/40(b)	714,918
119,477	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.78%, 11/25/36(a)	85,727
48,472	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	50,032
610,367	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A1A, 5.70%, 6/11/40(a)	642,190
913,120	Bear Stearns Commercial Mortgage Security, Series 2007-PW17, Class A4, 5.69%, 6/11/50(a)	956,799
127,575	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	122,672
		2,572,338
Alt-A - Fixed Rate Mortgage Backed Securities (3.3%)
32,721	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	29,789
45,049	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	39,462
2,370,547	Bank of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	2,414,471
66,425	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	60,423
42,835	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	31,643
149,023	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	139,213
227,345	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	213,276

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$23,227	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	$24,455
50,145	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	42,095
331,276	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	257,950
337,111	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	262,712
54,262	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	57,457
11,005	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	11,101
84,789	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	85,486
109,572	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	112,500
88,173	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	93,313
126,626	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	131,931
42,595	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	43,333
50,538	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	50,793
8,276	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	8,620
25,443	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	26,868
43,775	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	37,768
425,244	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	380,604
191,472	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	153,528
		4,708,791
Commercial Mortgage Backed Securities (6.2%)
1,847,107	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,887,795
2,270,341	Credit Suisse Mortgage Trust, Series 2006-C5, Class A3, 5.31%, 12/15/39	2,307,155
1,149,092	Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49	1,197,975
1,735,257	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(a)(b)	1,807,365
1,514,541	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.77%, 7/15/45(a)	1,520,398
		8,720,688
Prime Adjustable Rate Mortgage Backed Securities (3.0%)
255,217	BCAP LLC Trust, Series 09-RR4, Class 9A1, 2.61%, 10/26/35(a)(b)	253,109

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$535,479	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.06%, 12/10/49(a)	$571,246
273,858	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.36%, 2/25/36(a)(b)	271,923
35,204	Jefferies & Co., Series 2009-R7, Class 9A1, 2.95%, 7/26/37(a)	35,082
762,928	JPMorgan Chase Commercial Mortgage Securities, Series 2006-LDP9, Class A3, 5.34%, 5/15/47	780,228
737,736	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.78%, 8/25/35(a)	723,882
18,812	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 4.99%, 6/25/36(a)	16,322
56,499	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.15%, 4/25/29(a)	55,731
14,314	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 4.27%, 6/25/36(a)	12,060
1,454,673	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	1,516,262
8,393	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 2.77%, 8/20/35(a)	3,175
		4,239,020
Prime Fixed Mortgage Backed Securities (1.7%)
55	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	55
4,273	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	4,305
286,384	Chaseflex Trust, Series 2006-2, Class A5, 5.12%, 9/25/36(a)	249,356
16,567	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	16,922
50,960	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	51,575
23,894	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	23,767
19,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	19,507
15,717	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	15,770
109,349	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	111,031
19,538	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	20,391
19,974	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	20,811
187,108	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	160,135
189,924	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	130,679

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$15,251	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	$14,464
496	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	511
5,285	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33(a)	5,196
70,654	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.00%, 4/25/36(a)	64,640
53,556	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	54,494
42,492	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	44,046
12,668	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	13,127
4,223	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	4,376
3,307	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	3,348
70,295	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	74,066
11,239	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	11,601
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	231,217
255,153	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	257,453
7	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	7
6,822	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	6,913
19,052	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	19,523
60,218	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	61,852
43,148	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	18,255
536,320	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	497,941
25,982	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	27,982
140,743	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	148,433

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$13,019	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	$13,549
		2,397,298
U.S. Government Agency Mortgage Backed Securities (25.5%)
604,483	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	603,860
805,184	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	796,109
545,389	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	534,701
897,395	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	888,760
383,769	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	375,231
380,075	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	378,525
27,422	Fannie Mae, 2.43%, 12/1/27, Pool #422279(a)	28,352
555,477	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	562,890
296,366	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	300,139
532,842	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	536,696
1,089,186	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	1,105,924
2,048,719	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	2,051,182
2,507,296	Fannie Mae, Series 2015-77, Class PA, 2.50%, 9/25/45	2,546,493
429,956	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	442,335
160,880	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	165,479
598,694	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	601,258
1,052,598	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	1,081,975
2,743,736	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	2,803,648
137,426	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	144,250
917	Fannie Mae, 4.50%, 5/1/19, Pool #761398	953
179	Fannie Mae, 5.00%, 3/1/18, Pool #688031	186
1,249	Fannie Mae, 5.00%, 8/1/33, Pool #730856	1,384
501	Fannie Mae, 5.00%, 7/1/35, Pool #832198	553
702	Fannie Mae, 5.50%, 2/1/33, Pool #683351	783
358	Fannie Mae, 5.50%, 9/1/34, Pool #725773	404
7,055	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	7,984
5,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	5,495
6,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	6,642

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$19,709	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	$22,046
20,514	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	22,647
84,014	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.14%, 8/25/42(a)	90,193
356,568	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	347,378
1,137,200	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	1,131,871
554,624	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	552,864
196,167	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	192,566
2,437,589	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	2,399,040
773,819	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	775,839
873,020	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	870,562
20,704	Freddie Mac, 2.37%, 4/1/24, Pool #409624(a)	20,878
552,768	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	559,253
2,248,459	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	2,236,657
1,387,050	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	1,387,721
1,364,224	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	1,390,029
1,116,070	Freddie Mac, Series 4511, Class PE, 2.50%, 9/15/45	1,126,376
45,424	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	46,111
72,458	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	73,232
586,419	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	600,849
716,200	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	731,934
678,452	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	697,866
1,046,333	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,076,587
522,610	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	544,589
158,157	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	164,110
276,853	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	287,856
1,108,858	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	1,164,585
941,918	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	986,706
10,547	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	10,687
5,510	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	5,966
719	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	822
5,039	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	5,749

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,738	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	$3,136
28,237	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	31,419
666	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	696
1,328	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	1,371
8,718	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	9,698
157,953	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	143,237
107,320	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	113,260
6,312	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	6,814
15,154	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	16,984
7,179	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	7,892
203	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	223
4,508	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	4,915
		35,835,405
Total Mortgage Backed Securities		58,473,540
Corporate Bonds (3.3%)
Banks (0.6%)
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	777,412
Capital Markets (0.6%)
700,000	Lehman Brothers Holdings, Inc., Build America Bonds, 6.50%, 7/19/17 (c)	70
1,000,000	Preferred Term Securities IX, Series 144, 2.13%, 4/3/33, Continuously Callable @ 100 (a)(d)	650,000
500,000	Preferred Term Securities XI, Class B-1, 1.93%, 9/24/33, Continuously Callable @ 100 (a)(d)	265,000
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36 (d)(e)	7,369
		922,439
Diversified Financial Services (0.4%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	580,530
Diversified Telecommunication Services (0.2%)
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/7/16 @ 101 *	107,869
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/7/16 @ 101 *	118,822
		226,691
IT Services (0.4%)
600,000	International Business Machines Corp., 1.63%, 5/15/20	590,395

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Real Estate Investment Trusts (0.6%)
$900,000	Crown Castle Towers LLC, 4.17%, 8/15/17, Callable 2/15/17 @ 100 *(b)	$918,477
Real Estate Management & Development (0.5%)
654,745	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	677,180
Total Corporate Bonds		4,693,124
Taxable Municipal Bonds (0.1%)
Missouri (0.1%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	136,393
45,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	46,587
Total Taxable Municipal Bonds		182,980
U.S. Government Agency Securities (4.3%)
Fannie Mae
1,000,000	0.50%, 11/13/20, Callable 5/13/16 @ 100 *(f)	998,470
1,350,000	0.50%, 11/19/20, Callable 5/19/16 @ 100 *(f)	1,346,207
1,250,000	1.00%, 9/30/20, Callable 3/30/16 @ 100 *(f)	1,245,801
1,000,000	1.00%, 12/14/20, Callable 6/14/16 @ 100 *(f)	998,238
1,000,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(f)	1,003,265
		5,591,981
Fannie Mae Strips
500,000	0.87%, 11/15/16 (g)	495,815
Total U.S. Government Agency Securities		6,087,796
U.S. Treasury Obligations (44.2%)
U.S. Treasury Bonds
13,772,000	3.00%, 11/15/44	13,765,004
U.S. Treasury Inflation Index Notes
5,222,000	0.38%, 7/15/25	5,124,556
U.S. Treasury Notes
17,125,000	0.63%, 7/31/17	17,058,109
1,000,000	0.88%, 7/15/18	993,047
9,700,000	1.38%, 10/31/20	9,568,138
15,562,000	2.25%, 11/15/25	15,606,383
		43,225,677
Total U.S. Treasury Obligations		62,115,237
Investment in Affiliates (4.8%)
6,815,357	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	6,815,357
Total Investment in Affiliates		6,815,357

Total Investments (Cost $144,402,594) (i) — 100.4%		141,419,156
Liabilities in excess of other assets — (0.4)%		(499,117)
Net Assets — 100.0%		$140,920,039

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Issuer has defaulted on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2015, illiquid securities were 0.7% of the Fund’s net assets.
(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2015.
(g)	The rate presented is the effective yield at November 30, 2015.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (49.9%)
Aerospace & Defense (1.9%)
1,199	Honeywell International, Inc.	$124,636
1,259	L-3 Communications Holdings, Inc.	154,114
1,021	Lockheed Martin Corp.	223,762
550	Northrop Grumman Corp.	102,498
1,802	Raytheon Co.	223,502
45	Rockwell Collins, Inc.	4,171
1,750	Spirit AeroSystems Holdings, Inc.(a)	91,788
1,739	The Boeing Co.	252,937
36	TransDigm Group, Inc.(a)	8,447
393	United Technologies Corp.	37,748
		1,223,603
Air Freight & Logistics (0.2%)
491	Expeditors International of Washington, Inc.	23,833
584	FedEx Corp.	92,588
		116,421
Airlines (0.7%)
3,421	Alaska Air Group, Inc.	272,757
1,593	Delta Air Lines, Inc.	74,011
487	Southwest Airlines Co.	22,344
924	Spirit Airlines, Inc.(a)	33,975
391	United Continental Holdings, Inc.(a)	21,790
		424,877
Auto Components (0.4%)
3,515	Gentex Corp.	58,824
181	Lear Corp.	22,788
5,211	The Goodyear Tire & Rubber Co.	181,759
		263,371
Automobiles (0.1%)
765	Thor Industries, Inc.	44,309
Banks (3.3%)
3,362	Bank of America Corp.	58,600
3,273	BB&T Corp.	126,403
97	Citigroup, Inc.	5,247
262	Comerica, Inc.	12,144
707	Cullen Frost Bankers, Inc.	49,342
1,176	East West Bancorp, Inc.	51,015
383	First Horizon National Corp.	5,695
12,855	FNB Corp.	186,655
4,439	JPMorgan Chase & Co.	295,992
846	KeyCorp	11,091
29	M&T Bank Corp.	3,635
431	PacWest Bancorp	20,266
2,424	People’s United Financial, Inc.	40,602
1,613	Popular, Inc.	47,922
158	Signature Bank(a)	24,988
631	SVB Financial Group(a)	83,595
428	TCF Financial Corp.	6,557
2,600	The PNC Financial Services Group, Inc.	248,325
4,894	U.S. Bancorp	214,797
9,245	Wells Fargo & Co.	509,399
		2,002,270
Beverages (1.0%)
86	Brown-Forman Corp., Class B	8,818
848	Constellation Brands, Inc., Class A	118,940
130	Dr Pepper Snapple Group, Inc.	11,668
1,709	Molson Coors Brewing Co., Class B	157,279
210	Monster Beverage Corp.(a)	32,468
1,970	PepsiCo, Inc.	197,316
2,665	The Coca-Cola Co.	113,582

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Beverages, continued:
		$640,071
Biotechnology (1.2%)
93	Alexion Pharmaceuticals, Inc.(a)	16,595
981	Amgen, Inc.	158,039
436	Biogen, Inc.(a)	125,071
556	BioMarin Pharmaceutical, Inc.(a)	53,026
341	Bluebird Bio, Inc.(a)	30,264
507	Celgene Corp.(a)	55,491
1,695	Gilead Sciences, Inc.	179,602
77	Intercept Pharmaceuticals, Inc.(a)	13,591
421	Medivation, Inc.(a)	17,800
13	Regeneron Pharmaceuticals, Inc.(a)	7,079
845	United Therapeutics Corp.(a)	128,972
		785,530
Building Products (0.1%)
461	A.O. Smith Corp.	36,769
403	Lennox International, Inc.	54,776
		91,545
Capital Markets (1.1%)
253	BlackRock, Inc.	92,020
768	Eaton Vance Corp.	27,587
641	Federated Investors, Inc., Class B	20,076
263	Franklin Resources, Inc.	11,025
4,025	Golub Capital BDC, Inc.	70,075
1,414	Invesco Ltd.	47,637
506	Lazard Ltd., Class A	23,514
854	Legg Mason, Inc.	37,901
454	LPL Financial Holdings, Inc.	20,875
3,834	New Mountain Finance Corp.	54,328
391	Northern Trust Corp.	29,302
578	Raymond James Financial, Inc.	33,946
763	SEI Investments Co.	41,500
843	T. Rowe Price Group, Inc.	64,194
466	The Goldman Sachs Group, Inc.	88,549
1,076	Waddell & Reed Financial, Inc., Class A	40,242
		702,771
Chemicals (1.4%)
1,072	CF Industries Holdings, Inc.	49,462
900	Ecolab, Inc.	107,244
507	Huntsman Corp.	6,348
1,392	LyondellBasell Industries NV, Class A	133,381
196	Praxair, Inc.	22,109
1,720	RPM International, Inc.	80,806
3,916	The Dow Chemical Co.	204,141
1,978	The Mosaic Co.	62,584
55	The Sherwin-Williams Co.	15,184
1,562	The Valspar Corp.	131,973
916	Westlake Chemical Corp.	55,006
		868,238
Commercial Services & Supplies (0.5%)
93	Cintas Corp.	8,518
4,854	Knoll, Inc.	108,148
4,860	Pitney Bowes, Inc.	104,976
713	Stericycle, Inc.(a)	86,073
708	Waste Management, Inc.	38,069
		345,784
Communications Equipment (0.8%)
12,815	Cisco Systems, Inc.	349,208
884	Harris Corp.	73,487
170	Motorola Solutions, Inc.	12,203
37	Palo Alto Networks, Inc.(a)	6,932

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Communications Equipment, continued:
1,695	QUALCOMM, Inc.	$82,699
		524,529
Construction & Engineering (0.0%)
516	Fluor Corp.	25,078
Construction Materials (0.0%)
226	Eagle Materials, Inc.	15,612
Consumer Finance (0.1%)
2,376	Ally Financial, Inc.(a)	47,425
1,856	Navient Corp.	22,105
940	Santander Consumer USA Holdings, Inc.(a)	16,582
		86,112
Containers & Packaging (0.3%)
1,100	Ball Corp.	76,362
1,044	Bemis Co., Inc.	49,193
1,410	Packaging Corp. of America	95,866
		221,421
Distributors (0.0%)
103	Genuine Parts Co.	9,335
386	LKQ Corp.(a)	11,383
		20,718
Diversified Consumer Services (0.0%)
69	ServiceMaster Global Holdings, Inc.(a)	2,586
Diversified Financial Services (1.0%)
1,554	Berkshire Hathaway, Inc., Class B(a)	208,377
209	CBOE Holdings, Inc.	15,092
1,525	CME Group, Inc.	148,916
877	Leucadia National Corp.	15,505
395	Moody’s Corp.	40,732
2,240	The NASDAQ OMX Group, Inc.	131,309
1,179	Voya Financial, Inc.	47,985
		607,916
Diversified Telecommunication Services (0.5%)
3,956	AT&T, Inc.	133,199
5,178	CenturyLink, Inc.	139,443
372	Level 3 Communications, Inc.(a)	18,909
1,063	Verizon Communications, Inc.	48,313
		339,864
Electric Utilities (0.5%)
2,071	Edison International	122,934
941	Entergy Corp.	62,698
216	Eversource Energy	11,005
354	Exelon Corp.	9,668
646	Great Plains Energy, Inc.	17,436
301	NextEra Energy, Inc.	30,058
2,251	Pepco Holdings, Inc.	57,783
1,139	PPL Corp.	38,772
		350,354
Electrical Equipment (0.1%)
165	AMETEK, Inc.	9,316
181	Eaton Corp. PLC	10,527
595	Emerson Electric Co.	29,750
92	Rockwell Automation, Inc.	9,792
		59,385
Electronic Equipment, Instruments & Components (0.6%)
209	Amphenol Corp., Class A	11,505
2,457	Avnet, Inc.	111,351
10,842	Corning, Inc.	203,071
210	Ingram Micro, Inc.	6,495
1,913	Jabil Circuit, Inc.	48,954
		381,376

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Energy Equipment & Services (0.9%)
900	Baker Hughes, Inc.	$48,663
232	Cameron International Corp.(a)	15,843
724	Dril-Quip, Inc.(a)	45,692
2,162	Helmerich & Payne, Inc.	125,936
1,167	National Oilwell Varco, Inc.	43,576
134	Oceaneering International, Inc.	5,861
4,522	Patterson-UTI Energy, Inc.	73,347
612	Rowan Cos. PLC	12,442
3,420	RPC, Inc.	45,315
1,784	Schlumberger Ltd.	137,636
		554,311
Food & Staples Retailing (1.4%)
918	Costco Wholesale Corp.	148,184
2,224	CVS Health Corp.	209,256
4,606	Sysco Corp.	189,307
6,961	The Kroger Co.	262,150
84	Walgreens Boots Alliance, Inc.	7,059
1,073	Wal-Mart Stores, Inc.	63,135
171	Whole Foods Market, Inc.	4,985
		884,076
Food Products (1.6%)
421	Archer-Daniels-Midland Co.	15,362
3,021	Bunge Ltd.	201,229
2,418	Cal-Maine Foods, Inc.	131,805
690	Campbell Soup Co.	36,046
405	General Mills, Inc.	23,393
1,768	Hormel Foods Corp.	132,459
43	Mead Johnson Nutrition Co.	3,465
1,961	Mondelez International, Inc., Class A	85,617
2,352	Pinnacle Foods, Inc.	102,406
1,670	The Hain Celestial Group, Inc.(a)	71,309
99	The Hershey Co.	8,545
123	The Kraft Heinz Co.	9,064
293	The WhiteWave Foods Co.(a)	11,905
4,289	Tyson Foods, Inc., Class A	214,449
		1,047,054
Gas Utilities (0.1%)
678	Atmos Energy Corp.	42,247
799	Questar Corp.	15,141
687	UGI Corp.	23,818
		81,206
Health Care Equipment & Supplies (0.8%)
1,011	Abbott Laboratories	45,414
370	Baxter International, Inc.	13,931
50	C.R. Bard, Inc.	9,341
1,022	DENTSPLY International, Inc.	61,995
239	Edwards Lifesciences Corp.(a)	38,957
539	Hill-Rom Holdings, Inc.	27,440
25	Intuitive Surgical, Inc.(a)	13,001
1,229	Medtronic PLC	92,593
630	Sirona Dental Systems, Inc.(a)	68,342
2,059	Smith & Nephew PLC ADR	69,800
1,202	St. Jude Medical, Inc.	75,846
		516,660
Health Care Providers & Services (1.1%)
235	Anthem, Inc.	30,639
1,906	Brookdale Senior Living, Inc.(a)	42,847
408	Centene Corp.(a)	23,562
160	Cigna Corp.	21,597
888	Community Health Systems, Inc.(a)	25,699
407	Express Scripts Holding Co.(a)	34,790
332	HCA Holdings, Inc.(a)	22,596

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Health Care Providers & Services, continued:
57	Henry Schein, Inc.(a)	$8,919
68	Laboratory Corp. of America Holdings(a)	8,265
918	LifePoint Health, Inc.(a)	65,738
157	McKesson Corp.	29,728
631	Patterson Cos., Inc.	28,755
2,248	UnitedHealth Group, Inc.	253,371
1,785	VCA, Inc.(a)	98,229
		694,735
Health Care Technology (0.1%)
2,120	Allscripts Healthcare Solutions, Inc.(a)	32,288
204	Cerner Corp.(a)	12,158
		44,446
Hotels, Restaurants & Leisure (1.2%)
2,234	Brinker International, Inc.	101,915
29	Chipotle Mexican Grill, Inc.(a)	16,807
84	Darden Restaurants, Inc.	4,718
290	Hyatt Hotels Corp.(a)	14,294
1,601	Marriott International, Inc., Class A	113,527
651	McDonald’s Corp.	74,318
448	Royal Caribbean Cruises Ltd.	41,489
2,648	Six Flags Entertainment Corp.	137,431
2,635	Starbucks Corp.	161,763
675	Wyndham Worldwide Corp.	51,246
		717,508
Household Durables (0.8%)
632	GoPro, Inc., Class A(a)	12,893
1,280	Harman International Industries, Inc.	132,044
1,475	Jarden Corp.(a)	68,853
2,821	Leggett & Platt, Inc.	131,459
64	NVR, Inc.(a)	107,679
1,266	Toll Brothers, Inc.(a)	47,070
287	Tupperware Brands Corp.	16,293
		516,291
Household Products (0.5%)
515	Church & Dwight Co., Inc.	44,172
615	Colgate-Palmolive Co.	40,393
248	Kimberly-Clark Corp.	29,549
307	The Clorox Co.	38,160
1,989	The Procter & Gamble Co.	148,857
		301,131
Independent Power and Renewable Electricity Producers (0.1%)
3,307	AES Corp.	33,037
2,393	Calpine Corp.(a)	35,368
		68,405
Industrial Conglomerates (0.8%)
1,289	3M Co.	201,832
218	Carlisle Cos., Inc.	19,282
1,567	Danaher Corp.	151,043
4,996	General Electric Co.	149,580
68	Roper Technologies, Inc.	13,157
		534,894
Insurance (1.7%)
159	Aflac, Inc.	10,373
1,107	American International Group, Inc.	70,383
22	AmTrust Financial Services, Inc.	1,375
459	Aspen Insurance Holdings Ltd.	23,189
2,190	Assured Guaranty Ltd.	57,904
337	Cincinnati Financial Corp.	20,594
429	Endurance Specialty Holdings Ltd.	28,297
88	Everest Re Group Ltd.	16,231
1,807	FNF Group	64,781

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Insurance, continued:
291	Lincoln National Corp.	$16,002
894	Marsh & McLennan Cos., Inc.	49,438
727	PartnerRe Ltd.	101,147
2,028	Principal Financial Group, Inc.	104,361
973	Prudential Financial, Inc.	84,213
1,146	The Allstate Corp.	71,923
562	The Chubb Corp.	73,358
455	The Hanover Insurance Group, Inc.	38,493
2,861	The Hartford Financial Services Group, Inc.	130,577
399	The Progressive Corp.	12,297
153	W.R. Berkley Corp.	8,516
1,769	XL Group PLC	67,540
		1,050,992
Internet & Catalog Retail (0.0%)
18	The Priceline Group, Inc.(a)	22,479
Internet Software & Services (1.5%)
62	Akamai Technologies, Inc.(a)	3,572
278	Alphabet, Inc., Class A(a)	212,072
360	Alphabet, Inc., Class C(a)	267,336
3,027	Facebook, Inc., Class A(a)	315,534
285	IAC/InterActiveCorp	17,895
567	Pandora Media, Inc.(a)	7,825
1,616	VeriSign, Inc.(a)	144,535
		968,769
IT Services (1.9%)
427	Accenture PLC, Class A	45,783
20	Alliance Data Systems Corp.(a)	5,737
593	Amdocs Ltd.	33,546
234	Automatic Data Processing, Inc.	20,185
2,316	Broadridge Financial Solutions, Inc.	127,334
414	Cognizant Technology Solutions Corp., Class A(a)	26,736
148	CoreLogic, Inc.(a)	5,455
1,009	DST Systems, Inc.	123,381
766	Fidelity National Information Services, Inc.	48,771
1,510	Fiserv, Inc.(a)	145,322
63	FleetCor Technologies, Inc.(a)	9,684
171	International Business Machines Corp.	23,841
752	Leidos Holdings, Inc.	43,563
679	MasterCard, Inc., Class A	66,488
914	Paychex, Inc.	49,585
561	Sabre Corp.	16,415
2,631	The Western Union Co.	49,621
1,360	Total System Services, Inc.	76,106
2,947	Visa, Inc., Class A	232,841
6,915	Xerox Corp.	72,953
		1,223,347
Leisure Products (0.0%)
463	Vista Outdoor, Inc.(a)	20,395
Life Sciences Tools & Services (0.8%)
226	Agilent Technologies, Inc.	9,451
204	Bio-Rad Laboratories, Inc.(a)	28,503
644	Charles River Laboratories International, Inc.(a)	49,311
172	Illumina, Inc.(a)	31,631
329	PerkinElmer, Inc.	17,490
1,499	QIAGEN NV(a)	39,634
1,130	Quintiles Transnational Holdings, Inc.(a)	76,829
1,054	Thermo Fisher Scientific, Inc.	145,873

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Life Sciences Tools & Services, continued:
760	Waters Corp.(a)	$100,943
		499,665
Machinery (1.1%)
241	Caterpillar, Inc.	17,509
400	Crane Co.	20,808
123	Cummins, Inc.	12,346
375	Deere & Co.	29,839
907	Flowserve Corp.	41,940
2,463	Hillenbrand, Inc.	74,604
393	Illinois Tool Works, Inc.	36,934
1,201	ITT Corp.	47,692
6,428	Joy Global, Inc.	98,669
176	Lincoln Electric Holdings, Inc.	9,935
2,424	Oshkosh Corp.	106,316
241	PACCAR, Inc.	12,522
94	Parker-Hannifin Corp.	9,838
127	Snap-on, Inc.	21,864
2,020	Terex Corp.	41,370
458	Trinity Industries, Inc.	12,435
992	Wabtec Corp.	79,479
		674,100
Media (1.6%)
1,148	AMC Networks, Inc., Class A(a)	93,344
231	CBS Corp., Class B	11,661
3,733	Comcast Corp., Class A	227,190
4,314	Regal Entertainment Group, Class A	80,888
1,561	Sirius XM Holdings, Inc.(a)	6,416
38	Starz, Class A(a)	1,341
485	TEGNA, Inc.	13,701
1,304	The Interpublic Group of Companies, Inc.	29,992
142	The Madison Square Garden Co., Class A(a)	23,069
2,302	The Walt Disney Co.	261,208
1,511	Thomson Reuters Corp.	60,954
1,502	Time Warner, Inc.	105,110
3,010	Twenty-First Century Fox, Inc., Class A	88,825
		1,003,699
Metals & Mining (0.4%)
8,576	Alcoa, Inc.	80,271
1,563	Compass Minerals International, Inc.	131,512
960	Steel Dynamics, Inc.	16,694
		228,477
Multiline Retail (0.3%)
62	Dollar General Corp.	4,055
638	Nordstrom, Inc.	35,926
2,241	Target Corp.	162,473
		202,454
Multi-Utilities (0.3%)
403	Alliant Energy Corp.	24,257
1,369	CenterPoint Energy, Inc.	23,205
87	DTE Energy Co.	7,003
344	Public Service Enterprise Group, Inc.	13,450
471	Sempra Energy	46,737
2,014	WEC Energy Group, Inc.	99,330
		213,982
Oil, Gas & Consumable Fuels (2.3%)
911	Anadarko Petroleum Corp.	54,569
1,153	ConocoPhillips	62,320
1,696	EOG Resources, Inc.	141,497
7,005	Exxon Mobil Corp.	572,028

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
1,324	HollyFrontier Corp.	$63,658
1,213	Kinder Morgan, Inc.	28,590
212	Laredo Petroleum, Inc.(a)	2,309
1,351	Marathon Oil Corp.	23,656
380	Marathon Petroleum Corp.	22,196
3,547	Murphy Oil Corp.	101,373
1,782	Occidental Petroleum Corp.	134,701
274	Phillips 66	25,079
868	QEP Resources, Inc.	13,714
1,982	Range Resources Corp.	56,646
684	SM Energy Co.	20,089
3,392	The Williams Cos., Inc.	124,012
806	World Fuel Services Corp.	35,134
		1,481,571
Paper & Forest Products (0.2%)
2,018	Domtar Corp.	82,919
314	International Paper Co.	13,135
		96,054
Personal Products (0.0%)
142	The Estee Lauder Cos., Inc., Class A	11,945
Pharmaceuticals (1.9%)
229	Allergan PLC(a)	71,881
4,034	Bristol-Myers Squibb Co.	270,318
442	Eli Lilly & Co.	36,262
2,697	Johnson & Johnson	273,044
5,574	Merck & Co., Inc.	295,479
4,355	Pfizer, Inc.	142,713
2,552	Roche Holding AG ADR	85,466
880	Zoetis, Inc.	41,096
		1,216,259
Professional Services (0.2%)
81	Equifax, Inc.	9,032
226	Manpower Group, Inc.	20,403
1,913	Robert Half International, Inc.	97,907
115	Verisk Analytics, Inc., Class A(a)	8,619
		135,961
Real Estate Investment Trusts (1.5%)
288	American Tower Corp.	28,621
1,387	Annaly Capital Management, Inc.	13,287
215	Apartment Investment & Management Co., Class A	8,194
90	AvalonBay Communities, Inc.	16,361
1,929	CBL & Associates Properties, Inc.	25,212
3,504	Chesapeake Lodging Trust	95,169
747	Columbia Property Trust, Inc.	18,720
1,887	Crown Castle International Corp.	162,113
1,129	Douglas Emmett, Inc.	34,976
2,361	Duke Realty Corp.	48,046
248	Equity Residential	19,795
29	Essex Property Trust, Inc.	6,693
28	Four Corners Property Trust, Inc.(a)	554
5,658	General Growth Properties, Inc.	144,110
297	Host Hotels & Resorts, Inc.	4,930
78	Lamar Advertising Co.	4,556
97	Post Properties, Inc.	5,719
380	Public Storage	91,223
535	Regency Centers Corp.	36,048
212	Simon Property Group, Inc.	39,483
827	SL Green Realty Corp.	97,652
225	Ventas, Inc.	12,002
232	Weingarten Realty Investors	8,111
239	Welltower, Inc.	15,102

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Real Estate Investment Trusts, continued:
		$936,677
Real Estate Management & Development (0.5%)
756	CBRE Group, Inc., Class A(a)	28,327
941	Jones Lang LaSalle, Inc.	156,319
2,947	Realogy Holdings Corp.(a)	121,741
		306,387
Road & Rail (0.2%)
966	Avis Budget Group, Inc.(a)	36,119
169	CSX Corp.	4,805
848	Old Dominion Freight Line, Inc.(a)	54,026
762	Union Pacific Corp.	63,969
		158,919
Semiconductors & Semiconductor Equipment (1.7%)
205	Altera Corp.	10,824
103	Broadcom Corp.	5,627
393	Cree, Inc.(a)	10,863
6,719	Intel Corp.	233,620
4,306	Lam Research Corp.	336,728
2,883	Microchip Technology, Inc.	139,191
321	Micron Technology, Inc.(a)	5,114
974	NXP Semiconductors NV(a)	91,030
2,126	ON Semiconductor Corp.(a)	23,301
1,093	Skyworks Solutions, Inc.	90,741
2,717	Texas Instruments, Inc.	157,912
		1,104,951
Software (1.7%)
3,637	Activision Blizzard, Inc.	136,969
1,731	CA, Inc.	48,658
1,137	Cadence Design Systems, Inc.(a)	25,355
214	Electronic Arts, Inc.(a)	14,507
180	FactSet Research Systems, Inc.	30,515
12,440	Microsoft Corp.	676,115
1,989	Oracle Corp.	77,511
908	Salesforce.com, inc.(a)	72,359
602	Symantec Corp.	11,787
119	Synopsys, Inc.(a)	5,960
		1,099,736
Specialty Retail (2.0%)
49	Advance Auto Parts, Inc.	7,974
62	AutoZone, Inc.(a)	48,594
1,861	Best Buy Co., Inc.	59,143
323	Dick’s Sporting Goods, Inc.	12,607
4,070	Foot Locker, Inc.	264,550
954	GameStop Corp., Class A	33,419
1,176	L Brands, Inc.	112,202
1,255	Lowe’s Cos., Inc.	96,133
84	Murphy USA, Inc.(a)	5,003
474	O’Reilly Automotive, Inc.(a)	125,074
1,110	Ross Stores, Inc.	57,731
964	The Home Depot, Inc.	129,060
1,607	The TJX Cos., Inc.	113,454
63	Tractor Supply Co.	5,629
655	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	109,385
1,413	Williams-Sonoma, Inc.	89,485
		1,269,443
Technology Hardware, Storage & Peripherals (1.7%)
8,308	Apple, Inc.	982,837
2,707	EMC Corp.	68,595
141	NetApp, Inc.	4,323
		1,055,755

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Textiles, Apparel & Luxury Goods (0.3%)
1,073	Hanesbrands, Inc.	$32,909
460	NIKE, Inc., Class B	60,849
121	Under Armour, Inc.(a)	10,433
1,330	VF Corp.	86,050
		190,241
Thrifts & Mortgage Finance (0.2%)
5,735	New York Community Bancorp, Inc.	94,054
3,210	Oritani Financial Corp.	55,661
		149,715
Tobacco (0.4%)
2,311	Altria Group, Inc.	133,113
1,053	Philip Morris International, Inc.	92,022
		225,135
Trading Companies & Distributors (0.2%)
468	Fastenal Co.	18,991
1,483	H&E Equipment Services, Inc.	29,675
631	MSC Industrial Direct Co., Inc., Class A	38,933
46	W.W. Grainger, Inc.	9,225
		96,824
Water Utilities (0.1%)
1,128	American Water Works Co., Inc.	65,153
Wireless Telecommunication Services (0.0%)
32	SBA Communications Corp.(a)	3,365
Total Common Stocks		31,816,908

Asset Backed Securities (1.8%)
159,819	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.50%, 6/14/37(b)(c)	155,025
371,044	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.92%, 10/25/34(b)	365,215
51,039	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	54,294
119,292	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(c)	118,634
39,287	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 5.47%, 9/25/33(b)	40,423
15,539	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29(b)	16,656
144,143	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.58%, 5/25/35(b)	145,380
263,818	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 5.02%, 12/25/33(b)	266,280
Total Asset Backed Securities		1,161,907

Mortgage Backed Securities† (17.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
310,316	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 2.44%, 4/25/37(b)	233,423
23,591	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33(b)	23,877
		257,300

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities (2.6%)
$117,243	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	$107,693
146,280	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	151,911
128,266	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	113,062
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	62,110
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	146,496
44,180	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	35,120
113,673	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	106,638
20,967	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	18,848
44,841	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	47,148
6,137	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	6,226
146,243	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	122,831
12,665	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	13,196
104,104	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	106,553
105,133	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	112,270
135,108	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(b)	137,341
33,253	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	28,301
188,118	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	98,116
14,429	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	14,450
21,887	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	18,884
113,398	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	101,494
54,706	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	43,865
78,080	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35	76,043
		1,668,596

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities (0.4%)
$239,346	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(b)(c)	$249,292
Prime Adjustable Rate Mortgage Backed Securities (0.3%)
25,548	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 2.93%, 9/25/34(b)	21,890
18,894	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.46%, 7/25/37(b)	17,359
74,270	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.47%, 5/26/37(b)(c)	75,502
45,969	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	47,058
		161,809
Prime Fixed Mortgage Backed Securities (1.8%)
301,255	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35(b)	252,828
55,553	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	49,483
11,988	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	12,237
43,203	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.62%, 5/25/35(b)	42,027
195,301	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	205,844
10,471	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	10,561
15,855	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	2,869
87,238	Countrywide Home Loans, Series 2005-22, Class 2A1, 2.65%, 11/25/35(b)	74,253
40,399	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	40,533
65,609	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	66,619
66,824	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	57,191
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	38,468
36,880	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	23,873
3,520	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	3,240
34,221	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	31,095
2,717	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	2,819

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$9,976	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	$10,222
62,436	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.65%, 9/25/33(b)	36,189
29,723	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	31,390
134,620	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	131,147
1,660	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	1,658
29,378	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	28,007
		1,152,553
U.S. Government Agency Mortgage Backed Securities (11.9%)
216,017	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	210,823
242,833	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	240,096
187,478	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	183,803
191,885	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	187,615
380,075	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	378,525
74,092	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	75,035
306,333	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	311,041
275,340	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	275,671
109,639	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	112,795
80,440	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	82,740
344,249	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	345,723
269,474	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	275,358
19,719	Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32	19,966
60,636	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	64,386
1,197	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	1,199
68,713	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	72,125
36,943	Fannie Mae, 4.50%, 4/1/35, Pool #814522	40,147
500,000	Fannie Mae, 5.00%, 2/13/17	525,153
680	Fannie Mae, 5.00%, 3/1/18, Pool #681351	705
30,841	Fannie Mae, 5.50%, 10/1/35, Pool #838584	34,637
3,487	Fannie Mae, 6.00%, 5/1/35, Pool #357778	3,960
5,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	5,569

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$178,284	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	$173,689
261,906	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	261,169
15,606	Freddie Mac, 2.00%, 6/1/28, Pool #605508(b)	15,679
168,377	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	172,395
176,581	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	175,654
286,359	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	286,497
233,867	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	238,291
264,585	Freddie Mac, Series 4511, Class PE, 2.50%, 9/15/45	267,029
47,316	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	48,033
287,925	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	291,705
33,814	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	34,175
234,568	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	240,340
343,179	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	350,718
203,535	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	209,360
138,376	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	143,876
443,543	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	465,834
384,456	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	402,737
18,977	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	19,600
895	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	926
2,193	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	2,269
2,681	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	2,979
4,963	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	5,470
10,197	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	11,647
53,348	Freddie Mac, 7.50%, 12/15/22	59,458
138,032	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	138,482
86,874	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	78,780
1,918	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,155
45,665	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	51,947
2,339	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	2,398
12,070	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	13,325

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
		$7,613,689
Total Mortgage Backed Securities		11,103,239

Corporate Bonds (1.9%)
Capital Markets (0.2%)
350,000	Lehman Brothers Holdings, Inc., Build America Bonds, 6.50%, 7/19/17 (d)	35
194,510	Preferred Term Securities XX, Class B-2, 0.79%, 3/22/38, Continuously Callable @ 100 (b)(c)	111,600
121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36 (e)(f)	4,421
		116,056
Diversified Financial Services (0.5%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	314,454
Internet Software & Services (0.5%)
300,000	eBay, Inc., 0.81%, 8/1/19 (b)	289,857
IT Services (0.7%)
500,000	International Business Machines Corp., 1.63%, 5/15/20	491,996
Total Corporate Bonds		1,212,363

Taxable Municipal Bonds (0.9%)
Illinois (0.7%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	163,859
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	303,177
		467,036
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	101,032
Total Taxable Municipal Bonds		568,068

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities (2.0%)
Fannie Mae
$250,000	0.50%, 11/19/20, Callable 5/19/16 @ 100 *(g)	$249,297
250,000	1.00%, 12/14/20, Callable 6/14/16 @ 100 *(g)	249,560
500,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(g)	501,633
		1,000,490
Fannie Mae Strips
300,000	0.87%, 11/15/16 (h)	297,489
Total U.S. Government Agency Securities		1,297,979

U.S. Treasury Obligations (18.1%)
U.S. Treasury Bonds
500,000	2.88%, 8/15/45	487,754
2,993,000	3.00%, 11/15/44	2,991,479
		3,479,233
U.S. Treasury Inflation Index Notes
1,131,000	0.38%, 7/15/25	1,109,895
U.S. Treasury Notes
2,475,000	0.63%, 7/31/17	2,465,333
1,950,000	0.88%, 7/15/18	1,936,442
1,400,000	1.38%, 10/31/20	1,380,968
1,142,000	2.25%, 11/15/25	1,145,257
		6,928,000
Total U.S. Treasury Obligations		11,517,128

Investment Companies (4.8%)

17,930	iShares MSCI EAFE Index Fund	1,087,455
57,769	iShares MSCI Emerging Markets Index Fund	1,963,568
Total Investment Companies		3,051,023

Investment in Affiliates (3.4%)
1,567,990	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(i)	1,567,990
73,409	Cavanal Hill World Energy Fund, Institutional Class	632,698
Total Investment in Affiliates		2,200,688

Total Investments (Cost $55,881,827) (j) — 100.2%		63,929,303
Liabilities in excess of other assets — (0.2)%		(134,074)
Net Assets — 100.0%		$63,795,229

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Rate represents the effective yield at purchase.
(f)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2015, illiquid securities were 0.0% of the Fund’s net assets.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2015.
(h)	The rate presented is the effective yield at November 30, 2015.
(i)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(j)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
GO	General Obligation
MAC	Municipal Assurance Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

November 30, 2015

(Unaudited)

Shares	Security Description	Value

Common Stocks (99.3%)
Aerospace & Defense (3.5%)
6,715	Honeywell International, Inc.	$698,024
3,773	The Boeing Co.	548,783
		1,246,807
Air Freight & Logistics (1.7%)
3,848	FedEx Corp.	610,062
Airlines (1.8%)
13,283	Delta Air Lines, Inc.	617,128
Banks (6.2%)
11,132	JPMorgan Chase & Co.	742,282
9,175	The PNC Financial Services Group, Inc.	876,305
12,853	U.S. Bancorp	564,118
		2,182,705
Biotechnology (2.8%)
4,637	BioMarin Pharmaceutical, Inc.(a)	442,231
4,953	Gilead Sciences, Inc.	524,820
		967,051
Capital Markets (5.5%)
2,095	BlackRock, Inc.	761,993
5,544	T. Rowe Price Group, Inc.	422,176
3,878	The Goldman Sachs Group, Inc.	736,898
		1,921,067
Chemicals (4.7%)
6,040	Ecolab, Inc.	719,726
17,697	The Dow Chemical Co.	922,545
		1,642,271
Commercial Services & Supplies (1.9%)
5,395	Stericycle, Inc.(a)	651,284
Communications Equipment (1.4%)
18,344	Cisco Systems, Inc.	499,874
Diversified Financial Services (0.9%)
2,473	Berkshire Hathaway, Inc., Class B(a)	331,605
Energy Equipment & Services (1.2%)
7,477	Baker Hughes, Inc.	404,281
Food & Staples Retailing (4.4%)
5,186	Costco Wholesale Corp.	837,124
7,634	CVS Health Corp.	718,283
		1,555,407
Food Products (3.7%)
16,429	Mondelez International, Inc., Class A	717,290
13,709	The Hain Celestial Group, Inc.(a)	585,374
		1,302,664
Health Care Equipment & Supplies (3.4%)
17,182	Smith & Nephew PLC ADR	582,470
9,382	St. Jude Medical, Inc.	592,004
		1,174,474
Hotels, Restaurants & Leisure (2.8%)
3,681	Royal Caribbean Cruises Ltd.	340,897
10,423	Starbucks Corp.	639,868
		980,765
Household Durables (2.7%)
12,218	Jarden Corp.(a)	570,336
10,151	Toll Brothers, Inc.(a)	377,414
		947,750

Shares	Security Description	Value

Common Stocks, continued:
Industrial Conglomerates (2.6%)
9,601	Danaher Corp.	$925,440
Insurance (1.7%)
9,216	American International Group, Inc.	585,953
Internet Software & Services (6.2%)
485	Alphabet, Inc., Class A(a)	369,982
1,140	Alphabet, Inc., Class C(a)	846,564
9,395	Facebook, Inc., Class A(a)	979,336
		2,195,882
Life Sciences Tools & Services (4.3%)
9,275	Quintiles Transnational Holdings, Inc.(a)	630,607
6,477	Thermo Fisher Scientific, Inc.	896,417
		1,527,024
Machinery (1.2%)
5,238	Wabtec Corp.	419,669
Media (5.6%)
5,832	AMC Networks, Inc., Class A(a)	474,200
8,277	Comcast Corp., Class A	503,738
8,764	The Walt Disney Co.	994,451
		1,972,389
Metals & Mining (1.9%)
70,502	Alcoa, Inc.	659,899
Oil, Gas & Consumable Fuels (4.6%)
7,584	Anadarko Petroleum Corp.	454,282
9,599	ConocoPhillips	518,826
7,860	EOG Resources, Inc.	655,759
		1,628,867
Pharmaceuticals (1.7%)
1,883	Allergan PLC(a)	591,055
Semiconductors & Semiconductor Equipment (4.9%)
7,996	NXP Semiconductors NV(a)	747,306
17,087	Texas Instruments, Inc.	993,096
		1,740,402
Software (5.8%)
23,203	Activision Blizzard, Inc.	873,825
10,604	Microsoft Corp.	576,327
7,497	Salesforce.com, inc.(a)	597,436
		2,047,588
Specialty Retail (3.4%)
6,836	Lowe’s Cos., Inc.	523,638
9,405	The TJX Cos., Inc.	663,993
		1,187,631
Technology Hardware, Storage & Peripherals (5.1%)
10,858	Apple, Inc.	1,284,501
20,314	EMC Corp.	514,757
		1,799,258
Textiles, Apparel & Luxury Goods (1.7%)
9,045	VF Corp.	585,212
Total Common Stocks		34,901,464

Investment in Affiliates (0.9%)
306,763	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	306,763
Total Investment in Affiliates		306,763

Total Investments (Cost $26,710,907) (c) — 100.2%		35,208,227
Liabilities in excess of other assets — (0.2)%		(56,890)
Net Assets — 100.0%		$35,151,337

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (86.2%)
Aerospace & Defense (3.9%)
4,546	Lockheed Martin Corp.	$996,301
3,160	Northrop Grumman Corp.	588,898
		1,585,199
Air Freight & Logistics (2.8%)
7,251	FedEx Corp.	1,149,574
Airlines (2.3%)
20,418	Delta Air Lines, Inc.	948,620
Auto Components (1.5%)
26,815	Douglas Dynamics, Inc.	623,717
Banks (6.0%)
49,840	FNB Corp.	723,677
30,573	Southern National Bancorp of Virginia, Inc.	377,577
15,825	U.S. Bancorp	694,559
33,669	Umpqua Holdings Corp.	603,348
		2,399,161
Biotechnology (5.3%)
24,136	Axovant Sciences Ltd.(a)	458,101
6,472	BioMarin Pharmaceutical, Inc.(a)	617,235
32,288	Dyax Corp.(a)	1,086,814
		2,162,150
Diversified Financial Services (1.4%)
4,177	Berkshire Hathaway, Inc., Class B(a)	560,094
Energy Equipment & Services (1.4%)
10,461	Baker Hughes, Inc.	565,626
Food & Staples Retailing (2.1%)
20,721	Sysco Corp.	851,633
Food Products (0.9%)
8,840	The Hain Celestial Group, Inc.(a)	377,468
Gas Utilities (1.7%)
77,266	Gas Natural, Inc.	675,305
Health Care Equipment & Supplies (4.3%)
38,188	Smith & Nephew PLC ADR	1,294,573
12,692	ZELTIQ Aesthetics, Inc.(a)	385,583
		1,680,156
Health Care Providers & Services (3.4%)
5,622	Cigna Corp.	758,858
3,529	Humana, Inc.	595,201
		1,354,059
Household Durables (3.4%)
43,818	Century Communities, Inc.(a)	836,047
11,488	Jarden Corp.(a)	536,260
		1,372,307
Industrial Conglomerates (2.8%)
38,405	General Electric Co.	1,149,846
Internet Software & Services (5.2%)
1,025	Alphabet, Inc., Class C(a)	761,165
12,938	Facebook, Inc., Class A(a)	1,348,657
		2,109,822
Life Sciences Tools & Services (1.3%)
3,726	Thermo Fisher Scientific, Inc.	515,678

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Machinery (2.3%)
21,196	Oshkosh Corp.	$929,657
Media (4.8%)
12,942	AMC Networks, Inc., Class A(a)	1,052,314
7,671	The Walt Disney Co.	870,428
		1,922,742
Metals & Mining (2.5%)
109,568	Alcoa, Inc.	1,025,556
Oil, Gas & Consumable Fuels (3.2%)
11,645	Anadarko Petroleum Corp.	697,536
4,088	Pioneer Natural Resources Co.	591,738
		1,289,274
Pharmaceuticals (1.3%)
1,657	Allergan PLC(a)	520,116
Professional Services (2.4%)
21,015	On Assignment, Inc.(a)	980,980
Real Estate Investment Trusts (1.7%)
48,569	Strategic Hotels & Resorts, Inc.(a)	687,737
Semiconductors & Semiconductor Equipment (13.0%)
32,021	Altera Corp.	1,690,708
182,131	Atmel Corp.	1,575,433
13,026	NXP Semiconductors NV(a)	1,217,410
66,264	ON Semiconductor Corp.(a)	726,253
		5,209,804
Specialty Retail (1.4%)
7,451	Lowe’s Cos., Inc.	570,747
Technology Hardware, Storage & Peripherals (2.1%)
7,090	Apple, Inc.	838,747
Textiles, Apparel & Luxury Goods (1.8%)
15,250	Lululemon Athletica, Inc.(a)	729,255
Total Common Stocks		34,785,030

Corporate Bonds (5.5%)
Household Durables (3.5%)
1,519,000	Century Communities, Inc., 6.88%, 5/15/22, Callable 5/15/17 @ 105 *	1,416,468
Oil, Gas & Consumable Fuels (2.0%)
834,000	Laredo Petroleum, Inc., 7.38%, 5/1/22, Callable 5/1/17 @ 104 *	813,150
Total Corporate Bonds		2,229,618

Convertible Bond (1.1%)
Health Care Equipment & Supplies (1.1%)
434,000	Insulet Corp., 2.00%, 6/15/19, Callable 6/20/18 @ 100 *	445,393
Total Convertible Bond		445,393

Investment Companies (2.3%)

18,016	Vanguard FTSE Europe ETF	926,563
Total Investment Companies		926,563

Investment in Affiliates (2.1%)
867,853	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	867,853
Total Investment in Affiliates		867,853

Total Investments (Cost $38,011,970) (c) — 97.2%		39,254,457
Other assets in excess of liabilities — 2.8%		1,145,666
Net Assets — 100.0%		$40,400,123

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (84.6%)
Airlines (1.9%)
22,000	Delta Air Lines, Inc.	$1,022,120
Chemicals (2.8%)
29,494	The Dow Chemical Co.	1,537,522
Construction & Engineering (2.1%)
49,445	Primoris Services Corp.	1,141,191
Electric Utilities (0.8%)
833	Cleco Corp.	41,742
3,312	Companhia Paranaense de Energia-Copel ADR	24,410
2,302	CPFL Energia SA ADR(a)	18,738
1,325	Duke Energy Corp.	89,782
3,126	Enersis SA ADR	38,325
1,304	Korea Electric Power Corp. ADR	27,606
683	NextEra Energy, Inc.	68,204
362	Otter Tail Corp.	9,640
604	Pampa Energia SA ADR(a)	13,457
1,347	The Southern Co.	59,995
		391,899
Electrical Equipment (2.4%)
60,000	Vestas Wind Systems A/S ADR	1,296,000
Electronic Equipment, Instruments & Components (0.2%)
26,000	ClearSign Combustion Corp.(a)	130,000
Energy Equipment & Services (18.1%)
22,591	Baker Hughes, Inc.	1,221,495
10,906	Cameron International Corp.(a)	744,771
11,000	Core Laboratories NV	1,299,650
3,453	Ensco PLC ADR, Class A	59,115
30,000	FMC Technologies, Inc.(a)	1,020,600
1,339	Halliburton Co.	53,359
1,578	Helmerich & Payne, Inc.	91,919
78,000	Nabors Industries Ltd.	788,580
3,544	Noble Corp. PLC	47,029
33,000	Rowan Cos. PLC	670,890
8,082	Schlumberger Ltd.	623,526
75,397	Technip SA ADR	977,899
40,000	Tenaris SA ADR	1,044,800
100,000	Weatherford International PLC(a)	1,081,000
		9,724,633
Gas Utilities (0.5%)
677	Atmos Energy Corp.	42,184
670	New Jersey Resources Corp.	20,134
504	Northwest Natural Gas Co.	24,595
1,075	ONE Gas, Inc.	52,406
762	Southwest Gas Corp.	42,733
1,115	The Laclede Group, Inc.	65,071
462	WGL Holdings, Inc.	28,487
		275,610
Independent Power and Renewable Electricity Producers (0.4%)
9,760	AES Corp.	97,502
5,100	Calpine Corp.(a)	75,378
1,658	Huaneng Power International, Inc. ADR	58,959
		231,839
Multi-Utilities (0.9%)
664	Consolidated Edison, Inc.	41,268
1,940	Dominion Resources, Inc.	130,697
3,348	National Grid PLC ADR	232,519
904	PG&E Corp.	47,668
607	Sempra Energy	60,233
409	Veolia Environnement SA ADR	9,763
		522,148

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels (50.9%)
13,500	Anadarko Petroleum Corp.	$808,650
268	Chevron Corp.	24,474
8,000	Cimarex Energy Co.	952,160
393	CNOOC Ltd. ADR	43,564
9,162	Concho Resources, Inc.(a)	1,002,689
24,085	ConocoPhillips	1,301,794
30,400	Continental Resources, Inc.(a)	1,103,520
3,043	Delek Logistics Partners, LP	111,100
15,149	Diamondback Energy, Inc.(a)	1,181,925
49,393	Enbridge, Inc.	1,750,982
5,290	Energy Transfer Partners LP	202,131
13,081	Eni SpA ADR	422,385
12,279	Enterprise Products Partners LP	311,764
12,483	EOG Resources, Inc.	1,041,457
27,204	Exxon Mobil Corp.	2,221,479
10,000	HollyFrontier Corp.	480,800
27,909	Imperial Oil Ltd.	905,089
50,000	Laredo Petroleum, Inc.(a)	544,500
3,450	Magellan Midstream Partners LP	215,729
1,318	Marathon Petroleum Corp.	76,984
22,992	Occidental Petroleum Corp.	1,737,965
21,000	PDC Energy, Inc.(a)	1,186,290
15,821	Phillips 66	1,448,096
9,800	Pioneer Natural Resources Co.	1,418,550
19,326	Sasol Ltd. ADR	537,263
15,500	SM Energy Co.	455,235
19,555	Spectra Energy Corp.	512,341
11,157	Sunoco Logistics Partners LP	310,946
109,375	Synergy Resources Corp.(a)	1,245,781
5,600	Targa Resources Partners LP	127,904
724	The Williams Cos., Inc.	26,469
5,864	TOTAL SA ADR	289,975
51,056	TransCanada Corp.	1,612,859
23,731	Ultrapar Participacoes SA ADR	379,696
1,222	Valero Energy Corp.	87,813
11,200	Williams Partners LP	307,104
26,000	Woodside Petroleum Ltd. ADR	568,620
60,000	WPX Energy, Inc.(a)	514,800
		27,470,883
Semiconductors & Semiconductor Equipment (1.0%)
10,000	First Solar, Inc.(a)	565,100
Trading Companies & Distributors (1.9%)
70,022	MRC Global, Inc.(a)	1,035,625
Water Utilities (0.7%)
1,058	American States Water Co.	44,256
4,157	American Water Works Co., Inc.	240,108
2,831	Aqua America, Inc.	83,090
		367,454
Total Common Stocks		45,712,024

Corporate Bonds (12.7%)
Diversified Financial Services (1.8%)
482,000	BP Capital Markets PLC, 2.75%, 5/10/23	466,359
500,000	Total Capital Canada Ltd., 2.75%, 7/15/23	490,045
		956,404
Electric Utilities (0.6%)
300,000	The Southern Co., 2.45%, 9/1/18	302,807
Energy Equipment & Services (5.0%)
493,000	Baker Hughes, Inc., 3.20%, 8/15/21, Callable 5/15/21 @ 100 *	497,449

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Energy Equipment & Services, continued:
$10,000	Diamond Offshore Drill, 4.88%, 11/1/43, Callable 5/1/43 @ 100 *	$7,108
250,000	Ensco PLC, 4.70%, 3/15/21	218,502
200,000	FMC Technologies, Inc., 2.00%, 10/1/17	197,316
250,000	Halliburton Co., 3.50%, 8/1/23, Callable 5/1/23 @ 100 *	249,387
595,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100 *	546,325
550,000	Schlumberger Investments SA, 3.65%, 12/1/23, Callable 9/1/23 @ 100 *	568,864
700,000	Weatherford International PLC, 5.95%, 4/15/42, Callable 10/17/41 @ 100 *	442,750
		2,727,701
Multi-Utilities (0.6%)
300,000	Dominion Resources, Inc., Series A, 1.40%, 9/15/17	297,521
Oil, Gas & Consumable Fuels (4.7%)
400,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	428,057
500,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 103 *	487,499
500,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/15/17 @ 103 *	438,750
360,000	Laredo Petroleum, Inc., 7.38%, 5/1/22, Callable 5/1/17 @ 104 *	351,000
450,000	Pioneer Natural Resources Co., 3.95%, 7/15/22, Callable 4/15/22 @ 100 *	450,313
500,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 *	440,000
		2,595,619
Total Corporate Bonds		6,880,052

Investment in Affiliates (3.1%)
1,666,289	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	1,666,289
Total Investment in Affiliates		1,666,289
Total Investments (Cost $54,438,373) (c) — 100.4%		54,258,365
Liabilities in excess of other assets — (0.4)%		(215,888)
Net Assets — 100.0%		$54,042,478

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

November 30, 2015

(Unaudited)

The Advisor has determined that 50.4% of the Fund’s net assets comprise securities the issuers of which derive more than 50% of their assets, revenue or income from countries other than the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2015.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

Notes to Schedule of Portfolio Investments

November 30, 2015

(Unaudited)

1.    Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of November 30, 2015, the Trust offered shares of U.S. Treasury Fund, Cash Management Fund, Tax-Free Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”).  Each Fund is registered as a diversified portfolio of the Trust with the exception of the World Energy Fund which is non-diversified.  The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are also authorized to issue an unlimited number of C Shares.  The Money Market Funds are authorized to issue an unlimited number of shares in four classes of shares: Administrative Shares, Institutional Shares, Select Shares and Premier Shares. The U.S. Treasury Fund is also authorized to issue an unlimited number of Service Shares. As of November 30, 2015, the Select Shares of U.S. Treasury Fund and Cash Management Fund, and the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of the Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

Notes to Schedule of Portfolio Investments

November 30, 2015

(Unaudited)

The following is a summary categorization, as of November 30, 2015, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$585,085,287	$—	$585,085,287
Repurchase Agreements	—	829,300,000	—	829,300,000
Investment Companies	128,000,000	—	—	128,000,000
Total Investments	128,000,000	1,414,385,287	—	1,542,385,287

Cash Management Fund
Certificates of Deposit	—	85,000,000	—	85,000,000
Commercial Paper[1]	—	294,964,579	—	294,964,579
U.S. Government Agency Securities	—	369,976,992	—	369,976,992
U.S. Treasury Obligations	—	170,009,205	—	170,009,205
Repurchase Agreements	—	520,000,000	—	520,000,000
Investment Companies	122,000,000	—	—	122,000,000
Time Deposit	—	92,014,306	—	92,014,306
Total Investments	122,000,000	1,531,965,082	—	1,653,965,082

Tax-Free Money Market Fund
Municipal Bonds[2]	—	189,276,034	—	189,276,034
Municipal Commercial Paper[2]	—	18,000,000	—	18,000,000
Investment Companies	29,026,271	—	—	29,026,271
Total Investments	29,026,271	207,276,034	—	236,302,305

Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	—	36,353,398	—	36,353,398
Investment in Affiliates	4,388,320	—	—	4,388,320
Total Investments	4,388,320	36,353,398	—	40,741,718

Short-Term Income Fund
Asset Backed Securities	—	8,121,805	—	8,121,805
Mortgage Backed Securities[3]	—	60,002,647	—	60,002,647
Corporate Bonds[1]	—	13,655,984	—	13,655,984
U.S. Government Agency Securities	—	4,494,066	—	4,494,066
U.S. Treasury Obligations	—	57,795,585	—	57,795,585
Investment in Affiliates	6,154,029	—	—	6,154,029
Total Investments	6,154,029	144,070,087	—	150,224,116

Intermediate Bond Fund
Asset Backed Securities	—	3,052,821	—	3,052,821
Mortgage Backed Securities[3]	—	25,920,005	—	25,920,005
Corporate Bonds[1]	—	4,678,025	—	4,678,025
Taxable Municipal Bonds[2]	—	671,998	—	671,998
U.S. Government Agency Securities	—	4,271,775	—	4,271,775
U.S. Treasury Obligations	—	27,227,260	—	27,227,260
Investment in Affiliates	4,582,230	—	—	4,582,230
Total Investments	4,582,230	65,821,884	—	70,404,114

Bond Fund
Asset Backed Securities	—	3,051,122	—	3,051,122
Mortgage Backed Securities[3]	—	58,473,540	—	58,473,540
Corporate Bonds[1]	—	4,693,124	—	4,693,124
Taxable Municipal Bonds[2]	—	182,980	—	182,980
U.S. Government Agency Securities	—	6,087,796	—	6,087,796
U.S. Treasury Obligations	—	62,115,237	—	62,115,237
Investment in Affiliates	6,815,357	—	—	6,815,357
Total Investments	6,815,357	134,603,799	—	141,419,156

Balanced Fund
Common Stocks[1]	31,816,908	—	—	31,816,908
Asset Backed Securities	—	1,161,907	—	1,161,907
Mortgage Backed Securities[3]	—	11,103,239	—	11,103,239
Corporate Bonds[1]	—	1,212,363	—	1,212,363
Taxable Municipal Bonds[2]	—	568,068	—	568,068
U.S. Government Agency Securities	—	1,297,979	—	1,297,979
U.S. Treasury Obligations	—	11,517,128	—	11,517,128
Investment Companies	3,051,023	—	—	3,051,023
Investment in Affiliates	2,200,688	—	—	2,200,688
Total Investments	37,068,619	26,860,684	—	63,929,303

U.S. Large Cap Equity Fund
Common Stocks[1]	34,901,464	—	—	34,901,464
Investment in Affiliates	306,763	—	—	306,763
Total Investments	35,208,227	—	—	35,208,227

Opportunistic Fund
Common Stocks[1]	34,785,030	—	—	34,785,030
Corporate Bonds[1]	—	2,229,618	—	2,229,618
Convertible Bond	—	445,393	—	445,393
Investment Companies	926,563	—	—	926,563
Investment in Affiliates	867,853	—	—	867,853
Total Investments	36,579,446	2,675,011	—	39,254,457

World Energy Fund
Common Stocks[1]	45,712,024	—	—	45,712,024
Corporate Bonds[1]	—	6,880,052	—	6,880,052
Investment in Affiliates	1,666,289	—	—	1,666,289
Total Investments	47,378,313	6,880,052	—	54,258,365

1	Please see the Schedule of Portfolio Investments for Industry classification.
2	Please see the Schedule of Portfolio Investments for State classification.
3	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.

Notes to Schedule of Portfolio Investments

November 30, 2015

(Unaudited)

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no significant transfers between Levels 1 and 2 as of November 30, 2015, based on levels assigned to securities on August 31, 2015.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.  Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Purchased Options:

Each of the Funds, except U.S. Treasury Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds will purchase options and index options only when its total investment in such options immediately after such purchase will not exceed 5% of its total assets.

The Funds did not hold purchased options during the period ended November 30, 2015.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Schedule of Portfolio Investments

November 30, 2015

(Unaudited)

 Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of November 30, 2015 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Short-Term Income Fund:
Preferred Term Securities IX, 2.13%, 4/3/33, Continuously Callable @ 100	3/17/03	$ 504,403	$ 500,000	$ 325,000
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/03/10	398,411	406,542	14,737

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Intermediate Bond Fund:
Preferred Term Securities IX, 2.13%, 4/3/33, Continuously Callable @ 100	3/18/03	$ 504,403	$ 500,000	$ 325,000
Preferred Term Securities XI, Class B-1, 1.93%, 9/24/33, Continuously Callable @ 100	9/12/03	515,167	500,000	265,000
Preferred Term Securities XXIII, 0.08%, 12/22/36	5/03/10	398,411	406,542	14,737

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Bond Fund:
Preferred Term Securities IX, Series 144, 2.13%, 4/3/33, Continuously Callable @ 100	3/18/03	$1,008,806	$1,000,000	$ 650,000
Preferred Term Securities XI, Class B-1, 1.93%, 9/24/33, Continuously Callable @ 100	9/12/03	515,167	500,000	265,000
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/03/10	199,206	203,271	7,369

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Balanced Fund:
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/03/10	$ 119,523	$ 121,963	$ 4,421

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Money Market Mutual Fund Regulatory Changes:

In July 2014, the United States Securities and Exchange Commission (“SEC”) issued final rules that will alter and increase the regulations to which money market funds, including the Cavanal Hill Money Market Funds, are subject. The new rules have varying implementation dates, ranging from July 2015 to October 2016. The SEC’s new rules are intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. Upon implementation, the new rules will require institutional prime (general purpose) and institutional municipal money market mutual funds to price and transact at a “floating” net asset value. During periods of extraordinary market stress, the new rules would permit some money market funds to charge certain liquidity fees payable to the fund upon redemption, as well as provide for redemption gates that could limit or stop withdrawals. Certain government and U.S. Treasury money market mutual funds will not be subject to any of the new structural changes.

Notes to Schedule of Portfolio Investments

November 30, 2015

(Unaudited)

In October of 2015 the Board of Trustees for the Cavanal Hill Funds approved the operation of each of the Money Market Funds as either government or retail and the continued offering of shares at stable asset value, without liquidity fees or gates. Shareholder approval was obtained for the following changes:

Cavanal Hill Cash Management Fund:  The Fund will become a government money market fund and will change its name to: Cavanal Hill Government Securities Money Market Fund, effective April 2016.

Cavanal Hill Tax Free Money Market Fund:  The Fund will be a retail money market fund and the name of the Institutional Share Class will be changed to the Reserve Share Class. The Fund will be closed to new institutional money on January 1, 2016. Existing institutional shareholders will need to transition out of the Fund by April 2016.

Cavanal Hill Treasury Fund:  The Fund will be a government money market fund and will continue to be focused on U.S. Treasury securities.

Additional information regarding the money market mutual fund regulatory changes may be found at the SEC’s website, www.sec.gov.

3.    Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

The World Energy Fund’s concentration is securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

4.    Federal Income Taxes:

At November 30, 2015, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Fund Name	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$38,911,525	$1,880,651	$(50,458)	$1,830,193
Short-Term Income Fund	153,188,143	957,849	(3,921,876)	(2,964,027)
Intermediate Bond Fund	72,756,666	729,249	(3,081,801)	(2,352,552)
Bond Fund	144,148,220	834,056	(3,563,120)	(2,729,064)
Balanced Fund	55,914,829	9,595,643	(1,581,169)	8,014,474
U.S. Large Cap Equity Fund	26,752,488	8,555,935	(100,196)	8,455,739
Opportunistic Fund	38,087,970	2,083,827	(917,340)	1,166,487
World Energy Fund	55,466,996	3,048,177	(4,256,808)	(1,208,631)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	1/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	1/26/16

By (Signature and Title)*		/s/ James L. Huntzinger
James L. Huntzinger, President

Date	1/26/16

* Print the name and title of each signing officer under his or her signature.